                                                 Filed Pursuant to Rule 497(e)
                                                 Registration File No. 2-57209

DAVIS SERIES, INC.

Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Appreciation & Income Fund
Davis Government Bond Fund
Davis Government Money Market Fund
--------------------------------------------------------------------------------

PROSPECTUS

Class A shares
Class B shares
Class C shares

May 1, 2005

As amended December 1, 2005

The Securities and Exchange Commission has neither approved nor disapproved of these securities, nor has it determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

[Davis Funds logo and "Over 35 Years of Reliable Investing" tagline]

--------------------------------------------------------------------------------

This prospectus contains important information. Please read it carefully before investing and keep it for future reference.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this
Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied on as having been authorized by the Funds, the Funds' investment adviser or the
Funds' distributor. This Prospectus does not constitute an offer by the Funds or by the Funds' distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

OVERVIEWS OF THE DAVIS SERIES FUNDS:

5     DAVIS OPPORTUNITY FUND
      Investment Objective and Principal Investment Strategies
      Determining If This Fund Is Right for You
      Principal Risks of Investing in the Fund
      Performance Information
      Fees and Expenses of the Fund

12    DAVIS FINANCIAL FUND
      Investment Objective and Principal Investment Strategies
      Determining If This Fund Is Right for You
      Principal Risks of Investing in the Fund
      Performance Information
      Fees and Expenses of the Fund

20    DAVIS REAL ESTATE FUND
      Investment Objective and Principal Investment Strategies
      Determining If This Fund Is Right for You
      Principal Risks of Investing in the Fund
      Performance Information
      Fees and Expenses of the Fund

28    DAVIS APPRECIATION & INCOME FUND
      Investment Objective and Principal Investment Strategies
      Determining If This Fund Is Right for You
      Principal Risks of Investing in the Fund
      Performance Information
      Fees and Expenses of the Fund

37    DAVIS GOVERNMENT BOND FUND
      Investment Objective and Principal Investment Strategies
      Determining If This Fund Is Right for You
      Principal Risks of Investing in the Fund
      Performance Information
      Fees and Expenses of the Fund

47    DAVIS GOVERNMENT MONEY MARKET FUND
      Investment Objective and Principal Investment Strategies
      Determining If This Fund Is Right for You
      Principal Risks of Investing in the Fund
      Performance Information
      Fees and Expenses of the Fund

TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

52    DAVIS MANAGEMENT
      Davis Advisors
      Investment Professionals
      The Davis Investment Discipline
      Additional Information about Investments

59    ONCE YOU INVEST IN DAVIS FUNDS
      How Your Shares Are Valued
      Portfolio Holdings
      How We Pay Earnings
      Federal Income Taxes
      Fees and Expenses of the Funds
      Compensation Earned by Broker-Dealers and Other Financial Intermediaries

66    HOW TO CHOOSE A SHARE CLASS
      Class A Shares
      Class B Shares
      Class C Shares
      Deferred Sales Charge

74    HOW TO OPEN AN ACCOUNT
      Two Ways You Can Open An Account
      Anti-Money Laundering Compliance
      Retirement Plan Accounts

76    HOW TO BUY, SELL AND EXCHANGE SHARES
      Right to Reject or Restrict any Purchase or Exchange Order
      Three Ways to Buy, Sell and Exchange Shares
      When Your Transactions Are Processed
      Buying More Shares
      Selling Shares
      Exchanging Shares
      Market Timing
      Telephone Transactions
      Internet Transactions

89    OTHER INFORMATION
      Dividends and Distributions
      Financial Highlights
      Householding
      Privacy Notice

B/C   OBTAINING ADDITIONAL INFORMATION

OVERVIEW OF DAVIS OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Opportunity Fund's investment objective is long-term growth of capital.
Davis Advisors uses the Davis Investment Discipline to invest the majority of its assets in equity securities issued by medium and small companies with market capitalizations of less than $20 billion. See "The Davis Investment Discipline."

The Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. See "Additional Information About Investments."

DETERMINING IF THIS FUND IS RIGHT FOR YOU

You should consider investing in this Fund if:

o    You are seeking long-term growth of capital.

o    You want to invest primarily in medium- and small-capitalization companies.

o    You are willing to accept higher risk for the opportunity to pursue higher returns.

o    You are investing for the long term.

You should not invest in this Fund if:

o    You are worried about the possibility of sharp price swings and dramatic market declines.

o    You prefer to invest in larger, more established companies.

o    You are interested in earning current income.

o    You are investing for the short term.

PRINCIPAL RISKS OF INVESTING IN THE FUND

If you buy shares of Davis Opportunity Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its stated objective.

o    MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o    COMPANY RISK. The market values of common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance.

o    SMALL- AND MEDIUM-CAPITALIZATION RISK. Investing in small- and medium-capitalization companies may be more risky than investing in large-capitalization companies. Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

o    FOREIGN COUNTRY RISK. The Fund may invest a portion of its assets in companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the
     Fund's performance to be more volatile than it would be if we invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the
     United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to government regulation. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S.
     dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The Fund generally does not hedge its currency risk. When the value of a foreign currency declines against the
     U.S. dollar, the value of the Fund's shares will tend to decline.

o    HEADLINE RISK. We seek to acquire companies with expanding earnings at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future.
     While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o    SELECTION RISK. The securities we select for the Fund may underperform the
     Russell 3000 Index or other funds with similar investment objectives and strategies.

The Fund's shares are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

PERFORMANCE INFORMATION

The bar chart and table that follow provide an indication of the risks of investing in Davis Opportunity Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare to those of the Russell 3000 Index, a widely recognized unmanaged index of stock performance. The Fund is not managed to track any particular index and, consequently, the performance of the Fund may deviate significantly from the performance of the Index. The Fund's past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.

                             DAVIS OPPORTUNITY FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

---------------
YEAR   RETURN
---------------
1995    46.65%
1996    18.73%
1997    27.70%
1998     2.32%
1999    31.45%
2000    11.49%
2001    (8.06)%
2002   (13.56)%
2003    40.88%
2004    13.34%
---------------

During the period shown above, the highest quarterly return was 26.48% for the quarter ended December 31, 1999, and the lowest quarterly return was (20.44)%
for the quarter ended September 30, 1998. Total return for the three months ended March 31, 2005, (not annualized) was (0.34)%.

Investments in initial public offerings (IPOs) had a favorable impact on Davis
Opportunity Fund's performance in 1999 and 2000. This was a time when the IPO market was very active. No assurance can be given that Davis Opportunity Fund will continue to invest in IPOs to the same extent in the future or that such investments would be profitable.

The bar chart does not reflect any sales charges. Total return would have been less if it reflected those charges. The returns for the other classes of shares offered by this prospectus will differ from the Class A returns shown in the chart, depending upon the expenses of that class.

DAVIS OPPORTUNITY FUND AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2004

--------------------------------------------------------------------------------
                                          PAST 1   PAST 5   PAST 10    LIFE OF
                                           YEAR     YEARS    YEARS      CLASS*
--------------------------------------------------------------------------------
Class A shares
   return before taxes                      7.96%    6.14%   14.95%     14.49%
--------------------------------------------------------------------------------
Class A shares
   return after taxes on
   distributions                            7.96%    4.62%   12.73%       N/A
--------------------------------------------------------------------------------
Class A shares
   return after taxes on
   distributions and sale of
   fund shares                              5.17%    4.46%   12.19%       N/A
--------------------------------------------------------------------------------
Class B shares
    return before taxes                     8.42%    6.00%   14.78%**   13.87%**
--------------------------------------------------------------------------------
Class C shares
   return before taxes                     11.44%    6.28%     N/A       7.39%
--------------------------------------------------------------------------------
Russell 3000***
   Reflects no deduction for
   fees, expenses or taxes                 11.95%   (1.16)%  12.01%     12.08%
--------------------------------------------------------------------------------
Dow Jones Wilshire 5000(R) Index***
   reflects no deduction for
   fees, expenses or taxes                 12.62%   (1.42)%  11.92%     12.07%
--------------------------------------------------------------------------------

Average Annual Total Returns for each class of shares reflect sales charges.

* Average annual total returns for life are for the periods from the commencement of each class's investment operations: Class A shares, 12/1/94;
Class B shares, 5/1/84; and Class C shares, 8/15/97. Index average annual total return for life is from 12/1/94.

** Class B shares automatically convert to Class A shares after eight years.
Class B share performance for the past 10 years and the life of class include the first eight years of Class B share performance and Class A share performance thereafter. However, since the inception date for Class A shares is 12/1/94,
Class B shares could not be converted prior to that date. Therefore, the performance for the life of class includes Class B share performance until
12/1/94, and Class A share performance thereafter.

*** The Russell 3000 Index is a more appropriate index than the Dow Jones
Wilshire 5000 Index because it more accurately reflects the universe of securities which Davis Opportunity Fund actually invest in. The Russell 3000
Index eliminates the 2000 smallest companies found in the Dow Jones Wilshire
5000, those with market capitalizations of under $200 million.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A, B, and C shares are offered by this prospectus. After-tax returns are shown only for Class A shares and will vary for other classes.

If returns are negative, returns after taxes on distributions and sale of fund shares may be higher than returns before taxes, as the resulting capital losses from the sale of fund shares would be available to offset capital gains from other investments.

FEES AND EXPENSES OF THE FUND

FEES YOU MAY PAY AS A DAVIS FUNDS SHAREHOLDER
paid directly from your investment

--------------------------------------------------------------------------------
                                                    CLASS A    CLASS B   CLASS C
                                                     SHARES     SHARES    SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   purchases
   as a percentage of offering price(1)              4.75%       None      None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed
   on redemptions
   as a percentage of the lesser of the net
   asset value of the shares redeemed or the
   total cost of such shares                         0.75%(2)    4.00%     1.00%
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   reinvested dividends                              None        None      None
--------------------------------------------------------------------------------
Exchange fee                                         None        None      None
--------------------------------------------------------------------------------

A Wire Fee of $5 for domestic transfers may be deducted from sale proceeds. See
"Wiring Sale Proceeds to Your Bank Account."

     1.   See "How to Choose a Share Class" to determine whether you may qualify for a reduced sales charge.

     2.   As a Class A shareholder, only if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.

DAVIS OPPORTUNITY FUND ANNUAL OPERATING EXPENSES
deducted from the fund's assets

--------------------------------------------------------------------------------
                                                     CLASS A   CLASS B   CLASS C
                                                      SHARES    SHARES    SHARES
--------------------------------------------------------------------------------
Management Fees                                       0.71%     0.71%     0.71%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                             0.25%     1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                        0.24%     0.26%     0.26%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       1.20%     1.97%     1.97%
--------------------------------------------------------------------------------

Expenses may vary in future years.

The difference in the fee structures between the classes is primarily the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in the amounts charged by Davis Advisors for investment advisory services. Accordingly, the investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $591      $838     $1,103    $1,860
Class B shares                              $600      $918     $1,262    $2,097*
Class C shares                              $300      $618     $1,062    $2,296
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU STILL HOLD YOUR SHARES AFTER...     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $591     $838      $1,103    $1,860
Class B shares                              $200     $618      $1,062    $2,097*
Class C shares                              $200     $618      $1,062    $2,296
--------------------------------------------------------------------------------

* Class B shares' expenses for the ten-year period include two years of Class A shares' expenses since Class B shares automatically convert to Class A shares after eight years.

OVERVIEW OF DAVIS FINANCIAL FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Financial Fund's investment objective is long-term growth of capital.
Davis Advisors uses the Davis Investment Discipline to invest at least 80% of its net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. See "The
Davis Investment Discipline."

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

The Fund has the flexibility to invest a limited portion of its assets in non-financial companies, to invest in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. See "Additional Information
About Investments."

DETERMINING IF THIS FUND IS RIGHT FOR YOU

You should consider investing in this Fund if:

o    You are seeking long-term growth of capital.

o    You believe that the financial services sector offers attractive long-term growth opportunities.

o    You are investing for the long term.

You should not invest in this Fund if:

o    You are worried about the possibility of sharp price swings and dramatic market declines.

o    You are interested in earning current income.

o    You do not wish to invest in a concentrated portfolio of financial services companies.

o    You are investing for the short term.

PRINCIPAL RISKS OF INVESTING IN THE FUND

If you buy shares of Davis Financial Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its stated objective.

o    MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o    COMPANY RISK. The market values of common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance.

o    CONCENTRATED FINANCIAL SERVICES PORTFOLIO RISK. Davis Financial Fund
     invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector. Risks of investing in the financial services sector include(i) Regulatory actions: financial services companies may suffer a setback if regulators change the rules under which they operate; (ii)
     Changes in interest rates: unstable interest rates, and/or rising interest rates, may have a disproportionate effect on the financial services sector;
     (iii) Non-diversified loan portfolios: financial services companies whose securities Davis Financial Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and
     (iv) Competition: the financial services sector has become increasingly competitive.

o    FOREIGN COUNTRY RISK. The Fund may invest a portion of its assets in companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the
     Fund's performance to be more volatile than it would be if we invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the
     United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to government regulation. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S.
     dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The Fund generally does not hedge its currency risk. When the value of a foreign currency declines against the
     U.S. dollar, the value of the Fund's shares will tend to decline.

o    HEADLINE RISK. We seek to acquire companies with expanding earnings at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future.
     While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o    SELECTION RISK. The securities we select for the Fund may underperform the
     S&P 500(R) Index or other funds with similar investment objectives and strategies.

The Fund's shares are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including possible loss of the principal amount invested.

PERFORMANCE INFORMATION

The bar chart and table that follow provide an indication of the risks of investing in Davis Financial Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare to those of the S&P 500(R) Index, a widely recognized unmanaged index of stock performance. The Fund is not managed to track any particular index and, consequently, the performance of the Fund may deviate significantly from the performance of the Index. The Fund's past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.

                              DAVIS FINANCIAL FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

---------------
YEAR   RETURN
---------------
1995    50.51%
1996    31.50%
1997    44.53%
1998    14.17%
1999    (0.85)%
2000    32.16%
2001    (9.15)%
2002   (18.98)%
2003    36.86%
2004    12.11%
---------------

During the period shown above, the highest quarterly return was 21.77% for the quarter ended June 30, 2003, and the lowest quarterly return was (16.66)% for the quarter ended September 30, 2002. Total return for the three months ended
March 31, 2005, (not annualized) was (2.22)%.

The bar chart does not reflect any sales charges. Total return would have been less if it reflected those charges. The returns for the other classes of shares offered by this prospectus will differ from the Class A returns shown in the chart, depending upon the expenses of that class.

DAVIS FINANCIAL FUND AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2004

----------------------------------------------------------------------------------------------
                                                       PAST 1   PAST 5   PAST 10    LIFE OF
                                                        YEAR    YEARS     YEARS      CLASS*
----------------------------------------------------------------------------------------------

Class A shares
   return before taxes                                   6.80%    7.29%    16.50%     16.70%
----------------------------------------------------------------------------------------------
Class A shares
   return after taxes on distributions                   6.80%    7.05%    15.75%      N/A
----------------------------------------------------------------------------------------------
Class A shares
   return after taxes on
   distributions and sale of fund shares                 4.42%    6.22%    14.49%      N/A
----------------------------------------------------------------------------------------------
Class B shares
   return before taxes                                   7.14%    7.11%    16.22%**   16.10%**
----------------------------------------------------------------------------------------------
Class C shares
   return before taxes                                  10.14%    7.41%     N/A       7.80%
----------------------------------------------------------------------------------------------
S&P 500(R) Index
   reflects no deduction for fees, expenses or taxes    10.88%  (2.30)%    12.07%     11.08%
----------------------------------------------------------------------------------------------

Average Annual Total Returns for each class of shares reflect sales charges.

* Average annual total returns for life are for the periods from the commencement of each class's investment operations: Class A shares, 5/1/91;
Class B shares, 12/27/94; and Class C shares, 8/12/97. Index average annual total return for life is from 5/1/91.

**Class B shares automatically convert to Class A shares after eight years.
Class B shares' performance for the past 10 years and the life of class includes, the first eight years of Class B share performance and Class A share performance thereafter.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A, B and C shares are offered by this prospectus. After-tax returns are shown only for Class A shares and will vary for other classes.

If returns are negative, returns after taxes on distributions and sale of fund shares may be higher than returns before taxes, as the resulting capital losses from the sale of fund shares would be available to offset capital gains from other investments.

FEES AND EXPENSES OF THE FUND

FEES YOU MAY PAY AS A DAVIS FUNDS SHAREHOLDER
paid directly from your investment

--------------------------------------------------------------------------------
                                                   CLASS A     CLASS B   CLASS C
                                                    SHARES      SHARES   SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   purchases
   as a percentage of offering price(1)              4.75%       None     None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed
   on redemptions
   as a percentage of the lesser of the net
   asset value of the shares redeemed or the
   total cost of such shares                         0.75%(2)    4.00%    1.00%
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   reinvested dividends                              None        None     None
--------------------------------------------------------------------------------
Exchange fee                                         None        None     None
--------------------------------------------------------------------------------

A Wire Fee of $5 for domestic transfers may be deducted from sale proceeds. See
"Wiring Sale Proceeds to Your Bank Account."

     (1.) See "How to Choose a Share Class" to determine whether you may qualify for a reduced sales charge.

     (2.) As a Class A shareholder, only if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.

DAVIS FINANCIAL FUND ANNUAL OPERATING EXPENSES
deducted from the fund's assets

--------------------------------------------------------------------------------
                                                     CLASS A   CLASS B   CLASS C
                                                      SHARES    SHARES    SHARES
--------------------------------------------------------------------------------
Management Fees                                       0.63%      0.63%     0.63%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                             0.19%      1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                        0.19%      0.25%     0.26%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       1.01%      1.88%     1.89%
--------------------------------------------------------------------------------

Expenses may vary in future years.

The difference in the fee structures between the classes is primarily the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in the amounts charged by Davis Advisors for investment advisory services. Accordingly, the investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...             1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                             $573       $781     $1,006    $1,653
Class B shares                             $591       $891     $1,216    $1,974*
Class C shares                             $292       $594     $1,021    $2,212
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU STILL HOLD YOUR SHARES AFTER...    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                             $573       $781     $1,006    $1,653
Class B shares                             $191       $591     $1,016    $1,974*
Class C shares                             $192       $594     $1,021    $2,212
--------------------------------------------------------------------------------

* Class B shares' expenses for the ten-year period include two years of Class A shares' expenses since Class B shares automatically convert to Class A shares after eight years.

OVERVIEW OF DAVIS REAL ESTATE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Real Estate Fund's investment objective is total return through a combination of growth and income. Davis Advisors uses the Davis Investment
Discipline to invest at least 80% of its net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. See "The Davis Investment Discipline."

A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate
Fund's real estate securities are, and will likely continue to be, interests in
REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

The Fund has the flexibility to invest a limited portion of its assets non-real estate companies, to invest in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. See "Additional Information About
Investments."

DETERMINING IF THIS FUND IS RIGHT FOR YOU

You should consider investing in this Fund if:

o    You are seeking total return through a combination of growth and income.

o    You believe that the real estate sector offers attractive long-term growth opportunities.

o    You want to diversify your traditional stock and bond portfolio with real estate securities.

o    You are investing for the long term.

You should not invest in this Fund if:

o    You are worried about the possibility of sharp price swings and dramatic market declines.

o    You do not wish to invest in a concentrated portfolio of real estate companies.

o    You are investing for the short term.

PRINCIPAL RISKS OF INVESTING IN THE FUND

If you buy shares of Davis Real Estate Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its stated objective.

o    MARKET RISK. The market value of shares of common stock can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o    COMPANY RISK. The market values of common stock vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance.

o    CONCENTRATED REAL ESTATE PORTFOLIO RISK. Davis Real Estate Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its selected industry.
     Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including (i) declines in property values, because of changes in the economy or the surrounding area or because a particular region has become less appealing to tenants; (ii)
     increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) changes in zoning laws; or (v) losses from casualty or condemnation.

o    FOCUSED PORTFOLIO RISK. Davis Real Estate Fund is classified as a nondiversified fund and is allowed to focus its investments in fewer companies than a diversified fund. Should the portfolio managers determine that it is prudent to focus the Fund's portfolio in a few companies, the portfolio may be subject to greater volatility and risk and the Fund's investment performance, both good and bad, is expected to reflect the economic performance of the few companies on which the Fund focuses.

o    SMALL- AND MEDIUM-CAPITALIZATION RISK. Many real estate companies are small- and medium-capitalization companies. Investing in these companies may be more risky than investing in large-capitalization companies. Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

o    FOREIGN COUNTRY RISK. The Fund may invest a portion of its assets in companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the
     Fund's performance to be more volatile than it would be if we invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the
     United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to government regulation. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S.
     dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The Fund generally does not hedge its currency risk. When the value of a foreign currency declines against the
     U.S. dollar, the value of the Fund's shares will tend to decline.

o    HEADLINE RISK. We seek to acquire companies with expanding earnings at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future.
     While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o    SELECTION RISK. The securities we select for the Fund may underperform the
     Dow Jones Wilshire Real Estate Securities Index or other funds with similar investment objectives and strategies.

The Fund's shares are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including possible loss of the principal amount invested.

PERFORMANCE INFORMATION

The bar chart and table that follow provide an indication of the risks of investing in Davis Real Estate Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare to those of the S&P 500(R) Index and the Dow Jones Wilshire Real Estate
Securities Index. The S&P 500(R) Index is a widely recognized, unmanaged index of stock performance. The Dow Jones Wilshire Real Estate Securities Index is a
measure of the performance of publicly traded real estate securities, such as
Real Estate Investment Trusts and Real Estate Operating Companies. The Fund is
not managed to track any particular index and, consequently, the performance of the Fund may deviate significantly from the performance of the Indices. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

                             DAVIS REAL ESTATE FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

---------------
YEAR   RETURN
---------------
1995    17.70%
1996    37.05%
1997    25.08%
1998   (15.56)%
1999    (7.55)%
2000    25.76%
2001     5.66%
2002     5.89%
2003    37.52%
2004    33.22%
---------------

During the period shown above, the highest quarterly return was 19.22% for the quarter ended December 31,1996, and the lowest quarterly return was (11.43)% for the quarter ended September 30, 1998. Total return for the three months ended
March 31, 2005, (not annualized) was (7.59)%.

The bar chart does not reflect any sales charges. Total return would have been less if it reflected those charges. The returns for the other classes of shares offered by this prospectus will differ from the Class A returns shown in the chart, depending upon the expenses of that class.

DAVIS REAL ESTATE FUND AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2004

--------------------------------------------------------------------------------
                                           PAST 1   PAST 5   PAST 10   LIFE OF
                                            YEAR    YEARS     YEARS     CLASS*
--------------------------------------------------------------------------------
Class A shares
   return before taxes                      26.90%   19.68%   14.49%    13.90%
--------------------------------------------------------------------------------
Class A shares
   return after taxes on
   distributions                            25.95%   18.16%   12.74%      N/A
--------------------------------------------------------------------------------
Class A shares
   return after taxes on
   distributions and sale of fund
   shares                                   17.42%   16.31%   11.72%      N/A
--------------------------------------------------------------------------------
Class B shares
   return before taxes                      28.34%   19.73%   14.23%**  14.31%**
--------------------------------------------------------------------------------
Class C shares
   return before taxes                      31.37%   19.93%     N/A     10.69%
--------------------------------------------------------------------------------
S&P 500(R) Index
   Reflect no deductions for fees,
   expenses or taxes                        10.88%   (2.30)%  12.07%    11.06%

Dow Jones Wilshire Real Estate
   Securities Index
   Reflect no deductions for fees,
   expenses or taxes                        34.78%   22.32%   15.09%    13.91%
--------------------------------------------------------------------------------

Average Annual Total Returns for each class of shares reflect sales charges.

* Average annual total returns for life are for the periods from the commencement of each class's investment operations: Class A shares, 1/3/94;
Class B shares, 12/27/94; and Class C shares, 8/13/97. Index average annual total return for life is from 1/3/94.

** Class B shares automatically convert to Class A shares after eight years.
Class B shares' performance for the past 10 years and the life of class includes the first eight years of Class B share performance and Class A share performance thereafter.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A, B, and C shares are offered by this prospectus. After-tax returns are shown only for Class A shares and will vary for other classes.

If returns are negative, returns after taxes on distributions and sale of fund shares may be higher than returns before taxes, as the resulting capital losses from the sale of fund shares would be available to offset capital gains from other investments.

                  DAVIS REAL ESTATE FUND YIELD, CLASS A SHARES
                    30-Day SEC Yield, as of December 31, 2004
                                      2.30%

You may obtain Davis Real Estate Fund's most recent 30-day SEC Yield by calling us toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6 p.m. Eastern time.

FEES AND EXPENSES OF THE FUND

FEES YOU MAY PAY AS A DAVIS FUNDS SHAREHOLDER
paid directly from your investment

--------------------------------------------------------------------------------
                                                     CLASS A   CLASS B   CLASS C
                                                      SHARES    SHARES    SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   purchases
   as a percentage of offering price(1)              4.75%      None      None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed
   on redemptions
   as a percentage of the lesser of the net
   asset value of the shares redeemed or the
   total cost of such shares                         0.75%(2)   4.00%     1.00%
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   reinvested dividends                              None       None      None
--------------------------------------------------------------------------------
Exchange fee                                         None       None      None
--------------------------------------------------------------------------------

A Wire Fee of $5 for domestic transfers may be deducted from sale proceeds. See
"Wiring Sale Proceeds to Your Bank Account."

     (1.) See "How to Choose a Share Class" to determine whether you may qualify for a reduced sales charge.

     (2.) As a Class A shareholder, only if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.

DAVIS REAL ESTATE FUND ANNUAL OPERATING EXPENSES
deducted from the fund's assets

--------------------------------------------------------------------------------
                                                     CLASS A   CLASS B   CLASS C
                                                      SHARES    SHARES    SHARES
--------------------------------------------------------------------------------
Management Fees                                       0.70%     0.70%     0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                             0.23%     1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                        0.33%     0.24%     0.23%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       1.26%     1.94%     1.93%
--------------------------------------------------------------------------------

Expenses may vary in future years.

The difference in the fee structures between the classes is primarily the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in the amounts charged by Davis Advisors for investment advisory services. Accordingly, the investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $597      $856     $1,134    $1,925
Class B shares                              $597      $909     $1,247    $2,088*
Class C shares                              $296      $606     $1,042    $2,254
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU STILL HOLD YOUR SHARES AFTER...     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $597      $856     $1,134    $1,925
Class B shares                              $197      $609     $1,047    $2,088*
Class C shares                              $196      $606     $1,042    $2,254
--------------------------------------------------------------------------------

* Class B shares' expenses for the ten-year period include two years of Class A shares' expenses since Class B shares automatically convert to Class A shares after eight years.

OVERVIEW OF DAVIS APPRECIATION & INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income. Davis Advisors uses the Davis Investment
Discipline to invest in a diversified portfolio of convertible securities, common stock, and fixed income securities. See "The Davis Investment
Discipline." The portion of the Fund's assets invested in convertible securities, common stock, and fixed income securities will vary from time to time consistent with the Fund's investment objective, changes in equity prices and changes in interest rates and other economic and market factors.

Common stock issued by large-, medium-, and small-capitalization companies are purchased for their growth potential. Fixed income securities, including both investment grade and high-yield, high-risk debt securities, are purchased both for current income and to provide diversification. Convertible securities, which include both preferred stock and bonds may be "converted" into common stock if the company grows, offer both growth potential and downside protection. In the current market, our portfolio managers expect to continue investing a significant portion of the Fund's assets in convertible securities.

The Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. See "Additional Information About Investments."

DETERMINING IF THIS FUND IS RIGHT FOR YOU

You should consider investing in this Fund if:

o    You are seeking total return through a combination of growth and income.

o    You want to diversify a common stock portfolio.

o    You are principally interested in growth-oriented investments but want current income.

o    You are investing for the long term.

You should not invest in this Fund if:

o    You are worried about the possibility of sharp price swings and dramatic market declines.

o    You do not wish to invest in a portfolio that has some of the characteristics of both common stocks and bonds.

o    You are investing for the short term.

PRINCIPAL RISKS OF INVESTING IN THE FUND

If you buy shares of Davis Appreciation & Income Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its stated objective.

EQUITY RISKS

o    MARKET RISK. The market value of shares of equity securities, including common and preferred stock and convertible securities, can change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies in which we invest.

o    COMPANY RISK. The market values of common stock vary with the success or failure of the company issuing the security. Many factors can negatively affect a particular company's equity price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund's long-term performance.

o    SMALL- AND MEDIUM-CAPITALIZATION RISK. Many convertible securities are issued by small- and medium-capitalization companies. Investing in these companies may be more risky than investing in large-capitalization companies. Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

o    FOREIGN COUNTRY RISK. The Fund may invest a portion of its assets in companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the
     Fund's performance to be more volatile than it would be if we invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the
     United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to government regulation. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S.
     dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The Fund generally does not hedge its currency risk. When the value of a foreign currency declines against the
     U.S. dollar, the value of the Fund's shares will tend to decline.

o    HEADLINE RISK. We seek to acquire companies with expanding earnings at value prices. We may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future.
     While we research companies subject to such contingencies, we cannot be correct every time, and the company's stock may never recover.

o    SELECTION RISK. The securities we select for the Fund may underperform the
     S&P 500(R) Index or other funds with similar investment objectives and strategies.

DEBT RISKS

o    INTEREST RATE SENSITIVITY. If a security pays a fixed interest rate, and market rates increase, the value of the fixed-rate security should decline.

o    CHANGES IN DEBT RATING. If a rating agency gives a fixed income security a low rating, the value of the security will decline because investors will demand a higher rate of return.

o    CREDIT RISK. Like any borrower, the issuer of a fixed income security may be unable to make its payments. The Fund is not limited as to the amount of its assets, which may be invested in high-yield, high-risk debt securities.

HIGH-YIELD, HIGH-RISK DEBT SECURITIES

There are several agencies that evaluate and rate debt securities. Two of the most prominent are Standard & Poor's and Moody's Investors Service.

When evaluating the quality of a debt instrument, rating agencies look at factors like the issuer's current financial condition and business prospects, the value of any collateral that secures the debt and the issuer's history of paying other debt. Each agency has its own system for grading debt. Standard &
Poor's has 11 ratings, ranging from "D" for securities that are in default to
"AAA" for securities that are almost certain to be repaid. Moody's Investors
Service has nine ratings, with "C" being the lowest and "Aaa" being the highest.

A debt security is called investment-grade if a respected agency assigns it a favorable credit rating ("BBB" or higher by Standard and Poor's, or "Baa" or higher by Moody's). In contrast, a debt security is considered high-yield, high-risk if it is rated "BB" or lower by Standard and Poor's or "Ba" or lower by Moody's Investors Service. Securities with these low ratings are also referred to as junk bonds. Many institutional investors, such as pension plans and municipal governments, are only permitted to buy investment-grade debt.

There are four principal risks of owning high-yield, high-risk debt securities:

o    OVERBURDENED ISSUERS. Many issuers only resort to offering high-yield, high-risk debt securities when they cannot get financing from more traditional sources, such as banks. These issuers are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline.

o    PRIORITY. Issuers of high-yield, high-risk debt securities are likely to have a substantial amount of other debt. Most, if not all, of this other debt will be senior to the high-yield, high-risk debt securities; an issuer must be current on its senior obligations before it can pay bondholders. In addition, some of the other debt may be secured by the issuer's primary operating assets. If the issuer defaults on those obligations, the lenders may seize their collateral--possibly forcing the issuer out of business and into bankruptcy.

o    DIFFICULT TO RESELL. Many investors simply do not want high-yield, high-risk debt securities, and others are prohibited from buying them.

o    VOLATILE PRICES. Prices of high-yield, high-risk debt securities are more volatile than prices of higher-rated securities. In periods of economic difficulty or rising interest rates, prices of high-yield, high-risk debt securities decline more than prices of investment-grade securities.

The Fund's shares are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including possible loss of the principal amount invested.

PERFORMANCE INFORMATION

The bar chart and table that follow provide an indication of the risks of investing in Davis Appreciation & Income Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare to those of the S&P 500(R) Index, a widely recognized unmanaged index of stock performance. The Fund is not managed to track any particular index and, consequently, the performance of the Fund may deviate significantly from the performance of the Index. The Fund's past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.

                        DAVIS APPRECIATION & INCOME FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
---------------
YEAR   RETURN
---------------
1995    26.68%
1996    29.46%
1997    28.68%
1998    (1.79)%
1999    12.97%
2000    (0.97)%
2001    (7.56)%
2002    (1.21)%
2003    26.94%
2004    13.08%
---------------

During the period shown above, the highest quarterly return was 14.33% for the quarter ended September 30, 1997, and the lowest quarterly return was (13.20)%
for the quarter ended September 30, 2001. Total return for the three months ended March 31, 2005, (not annualized) was (1.85)%.

The bar chart does not reflect any sales charges. Total return would have been less if it reflected those charges. The returns for the other classes of shares offered by this prospectus will differ from the Class A returns shown in the chart, depending upon the expenses of that class.

>From inception (May 1, 1992) until July 1, 2003, Davis Appreciation & Income
Fund was named Davis Convertible Securities Fund and invested primarily in convertible securities.

DAVIS APPRECIATION & INCOME FUND AVERAGE ANNUAL TOTAL RETURNS

for the periods ended December 31, 2004

--------------------------------------------------------------------------------
                                            PAST 1   PAST 5   PAST 10    LIFE OF
                                             YEAR     YEARS    YEARS     CLASS*
--------------------------------------------------------------------------------
Class A shares
   return before taxes                        7.72%   4.33%    11.21%   10.59%
--------------------------------------------------------------------------------
Class A shares
   return after taxes on distributions        7.01%   3.13%     9.20%    N/A
--------------------------------------------------------------------------------
Class A shares
   return after taxes on distributions
   and sale of fund shares                    5.22%   2.96%     8.63%    N/A
--------------------------------------------------------------------------------
Class B shares
   return before taxes                        8.06%   4.06%     N/A     10.74%**
--------------------------------------------------------------------------------
Class C shares
   return before taxes                       11.05%   4.41%     N/A      5.18%
--------------------------------------------------------------------------------
S&P 500(R) Index
   reflects no deduction for fees,
   expenses or taxes                         10.88%  (2.30)%   12.07%   11.01%
--------------------------------------------------------------------------------

Average Annual Total Returns for each class of shares reflect sales charges.

* Average annual total returns for life are for the periods from the commencement of each class's investment operations: Class A shares, 5/1/92;
Class B shares, 2/3/95; and Class C shares, 8/12/97. Index average annual total return for life is from 5/1/92.

** Class B shares automatically convert to Class A shares after eight years.
Class B shares' performance for the life of class includes the first eight years of Class B share performance and Class A share performance thereafter.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A, B, and C shares are offered by this prospectus. After-tax returns are shown only for Class A shares and will vary for other classes.

If returns are negative, returns after taxes on distributions and sale of fund shares may be higher than returns before taxes, as the resulting capital losses from the sale of fund shares would be available to offset capital gains from other investments.

             DAVIS APPRECIATION & INCOME FUND YIELD, CLASS A SHARES
                    30-Day SEC Yield, as of December 31, 2004
                                      1.72%

You may obtain Davis Appreciation & Income Fund's most recent 30-day SEC Yield by calling us toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6
p.m. Eastern time.

FEES AND EXPENSES OF THE FUND

FEES YOU MAY PAY AS A DAVIS FUNDS SHAREHOLDER
paid directly from your investment

--------------------------------------------------------------------------------
                                                     CLASS A   CLASS B   CLASS C
                                                      SHARES    SHARES    SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   purchases
   as a percentage of offering price(1)               4.75%      None      None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
   imposed on redemptions
   as a percentage of the lesser of the net
   asset value of the shares redeemed or the
   total cost of such shares                          0.75%(2)  4.00%     1.00%
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   reinvested dividends                                None      None      None
--------------------------------------------------------------------------------
Exchange fee                                           None      None      None
--------------------------------------------------------------------------------

A Wire Fee of $5 for domestic transfers may be deducted from sale proceeds. See
"Wiring Sale Proceeds to Your Bank Account."

     (1.) See "How to Choose a Share Class" to determine whether you may qualify for a reduced sales charge.

     (2.) As a Class A shareholder, only if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.

DAVIS APPRECIATION & INCOME FUND ANNUAL OPERATING EXPENSES
deducted from the fund's assets

--------------------------------------------------------------------------------
                                                     CLASS A   CLASS B   CLASS C
                                                      SHARES    SHARES   SHARES
--------------------------------------------------------------------------------
Management Fees                                       0.75%     0.75%     0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                             0.15%     1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                        0.18%     0.24%     0.23%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       1.08%     1.99%     1.98%
--------------------------------------------------------------------------------

Expenses may vary in future years.

The difference in the fee structures between the classes is primarily the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in the amounts charged by Davis Advisors for investment advisory services. Accordingly, the investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $580      $802     $1,042    $1,730
--------------------------------------------------------------------------------
Class B shares                              $602      $924     $1,273    $2,082*
--------------------------------------------------------------------------------
Class C shares                              $301      $621     $1,068    $2,306
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

IF YOU STILL HOLD YOUR SHARES AFTER...     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $580      $802     $1,042    $1,730
--------------------------------------------------------------------------------
Class B shares                              $202      $624     $1,073    $2,082*
--------------------------------------------------------------------------------
Class C shares                              $201      $621     $1,068    $2,306
--------------------------------------------------------------------------------

* Class B shares' expenses for the ten-year period include two years of Class A shares' expenses since Class B shares automatically convert to Class A shares after eight years.

OVERVIEW OF DAVIS GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Government Bond Fund's investment objective is current income. In order to achieve this objective while minimizing volatility and preserving capital, the
Fund invests exclusively, under normal circumstances, in U.S. Government
Securities and repurchase agreements collateralized by U.S. Government
Securities with a weighted average maturity of three years or less.

GOVERNMENT SECURITIES

There are two basic types of U.S. Government Securities: (1) direct obligations of the U.S. Treasury and (2) obligations issued or guaranteed by an agency or instrumentality of the U.S. government. U.S. Government Securities represent debt obligations (unlike equity securities, which represent ownership of the issuer). Obligations that the U.S. Treasury issues or guarantees are generally considered to offer the highest credit quality available in any security. Many securities issued by government agencies are not fully guaranteed by the U.S.
government and in unusual circumstances may present credit risk.

U.S. Government Securities include mortgage-related securities issued by an agency or instrumentality of the U.S. government. At times, a significant portion of Davis Government Bond Fund's securities are mortgage-backed securities and collateralized mortgage obligations. A mortgage-backed security represents ownership of a pool of mortgage loans. As the mortgages are paid off, a portion of the principal and interest payments are passed through to the owners of the securities. Davis Government Bond Fund buys only mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. A collateralized mortgage obligation is a debt security that is secured by a pool of mortgages, mortgage-backed securities, U.S. Government
Securities or corporate debt obligations. Davis Government Bond Fund only invests in collateralized mortgage obligations that are issued or guaranteed by the U.S. government or its agencies or instrumentalities.

INVESTMENT STRATEGY

In selecting U.S. Government Securities for the Fund, Davis Advisors uses fundamental research to attempt to achieve competitive returns over the long term. Unlike many government bond funds that invest a portion of their assets in riskier corporate paper, Davis Government Bond Fund invests only in U.S.
Treasury securities, U.S. government agency securities and U.S. government agency mortgage securities. The Fund emphasizes undervalued sectors of the market, which our research leads us to believe offer superior potential returns.
The Fund seeks to maintain a weighted average maturity of three years or less.
In general, longer weighted average maturities result in greater changes in the price of the Fund's shares when prevailing interest rates change.

BUY STRATEGY

Davis Advisors continuously analyzes how interest rates, movements in various market sectors and the economy as a whole could impact the types of debt instruments the Fund targets.

o    The Fund buys securities based on their price, coupon and yield spreads relative to other securities.

o    Treasuries are included for their high credit quality.

o    Government and agency mortgage-backed securities are included when they offer adequate premiums to compensate for additional risk.

o    Davis Advisors assesses the short- and long-term interest-rate environment to properly position the portfolio along the yield curve.

SELL STRATEGY

Although the Fund often holds securities until their date of maturity, it will sell a security before it matures when:

o    Davis Advisors determines that future interest-rate moves could significantly diminish its value.

o    Its risk-reward tradeoff is no longer attractive.

o    Davis Advisors finds other securities that appear to offer better value.

DETERMINING IF THIS FUND IS RIGHT FOR YOU

You should consider investing in this Fund if:

o    You are seeking current income.

o    You are more comfortable investing in high-quality U.S. Government
     Securities.

o    You want to diversify a common stock portfolio.

You should not invest in this Fund if:

o    You cannot accept moderate price swings or market declines.

o    You are seeking the higher, but more volatile, returns historically achieved by stocks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

If you buy shares of Davis Government Bond Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its stated objective.

o    PRICE VOLATILITY RISK. Most of the Fund's U.S. Government Securities pay a
     fixed interest rate. When interest rates increase, the value and price of
     U.S. Government Securities usually decline. When interest rates are falling, the value and price of U.S. Government Securities usually increase. As a result, an increase in market rates should reduce the value of the Fund's portfolio and a decrease in rates should have the opposite effect.

o    EXTENSION AND PREPAYMENT RISK. Market prices of the mortgage-backed securities and collateralized mortgage obligations that Davis Government
     Bond Fund owns are affected by how quickly borrowers elect to prepay the mortgages underlying the securities. Changes in market interest rates affect borrowers' decisions about whether to prepay their mortgages. Rising interest rates lead to extension risk, which occurs when borrowers maintain their existing mortgages until they come due instead of choosing to prepay them. Falling interest rates lead to prepayment risk, which occurs when borrowers prepay their mortgages more quickly than usual so that they can refinance at a lower rate. A

     government agency that has the right to call (prepay) a fixed-rate security may respond the same way. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.

o    CREDIT RISK. Davis Government Bond Fund seeks to manage credit risk by investing exclusively, under normal circumstances, in U.S. Government
     Securities and repurchase agreements collateralized by U.S. Government
     Securities. Many of the agency-issued securities in the Fund's portfolio
     (as opposed to the Treasury-issued securities) are not guaranteed by the
     U.S. government and in unusual circumstances may present credit risk.
     Although an issuer may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.
     These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as
     Government National Mortgage Association ("Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal
     National Mortgage Association ("Fannie Mae") bonds. Others are supported only by the credit of the entity that issued them, such as Federal Home
     Loan Mortgage Corporation ("Freddie Mac") obligations. There is always some risk, even for U.S. Government Securities that the issuer of a security held by the Fund will fail to make a payment when it is due.

The Fund's shares are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including possible loss of the principal amount invested.

PERFORMANCE INFORMATION

The bar chart and table that follow provide an indication of the risks of investing in Davis Government Bond Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare to those of the Citigroup U.S. Treasury/Agency 1-3 Year Index and Lehman
Brothers Intermediate Term U.S. Treasury Securities Index. Both are widely recognized unmanaged indices of U.S. Government Securities performance. The Fund is not managed to track any particular index and, consequently, the performance of the Fund may deviate significantly from the performance of the Index. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

                           DAVIS GOVERNMENT BOND FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

--------------
YEAR   RETURN
--------------
1995   11.82%
1996    3.40%
1997    7.92%
1998    6.31%
1999   (3.47)%
2000    9.81%
2001    6.27%
2002    8.66%
2003    0.10%
2004    0.17%
--------------

During the period shown above, the highest quarterly return was 4.51% for the quarter ended September 30, 2001, and the lowest quarterly return was (2.77)%
for the quarter ended June 30, 2004. Total return for the three months ended
March 31, 2005, (not annualized) was (0.39)%.

The bar chart does not reflect any sales charges. Total return would have been less if it reflected those charges. The returns for the other classes of shares offered by this prospectus will differ from the Class A returns shown in the chart, depending upon the expenses of that class.

Prior to February 1, 2005, Davis Government Bond Fund pursued an investment strategy of maintaining a weighted average maturity of between three and ten years.

DAVIS GOVERNMENT BOND FUND AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2004

--------------------------------------------------------------------------------
                                             PAST 1   PAST 5   PAST 10   LIFE OF
                                              YEAR     YEARS    YEARS     CLASS*
--------------------------------------------------------------------------------
Class A shares
   return before taxes                       (4.65)%   3.90%   4.48%     4.46%
--------------------------------------------------------------------------------
Class A shares
   return after taxes on
   distributions                             (5.47)%   2.37%   2.56%       N/A
--------------------------------------------------------------------------------
Class A shares
   return after taxes on
   distributions and sale of
   fund shares                               (3.02)%   2.38%   2.61%       N/A
--------------------------------------------------------------------------------
Class B shares
   return before taxes                       (4.25)%   3.82%   4.34%**   6.13%**
--------------------------------------------------------------------------------
Class C shares
   return before taxes                       (1.32)%   4.14%     N/A     3.34%
--------------------------------------------------------------------------------
Citigroup U.S.
Treasury/Agency
1-3 Year Index***
   reflects no deduction for
   fees, expenses or taxes                    1.03%    5.10%   5.78%     5.76%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
   Term U.S. Treasury Securities
   Index***
   reflects no deduction for
   fees, expenses or taxes                    2.02%    6.31%   6.61%     6.59%
--------------------------------------------------------------------------------

Average Annual Total Returns for each class of shares reflect sales charges.

* Average annual total returns for life are for the periods from the commencement of each class's investment operations: Class A shares, 12/1/94;
Class B shares, 5/1/84; and Class C shares, 8/19/97. Index average annual total return for life is from 12/1/94.

** Class B shares automatically convert to Class A shares after eight years.
Class B share performance for the past 10 years and the life of class include the first eight years of Class B share performance and Class A share performance thereafter. However, since the inception date for Class A shares is 12/1/94,
Class B shares could not be converted prior to that date. Therefore, the performance for the life of class includes Class B share performance until
12/1/94, and Class A share performance thereafter.

*** The Citigroup U.S. Treasury/Agency 1-3 Year Index is a shorter-term index than the Lehman Brothers Intermediate Term U.S. Treasury Securities Index.
Because Davis Government Bond Fund seeks to maintain a weighted average maturity of three years or less, the shorter-term index should be more appropriate.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A, B and C shares are offered by this prospectus. After-tax returns are shown only for Class A shares and will vary for other classes.

If returns are negative, returns after taxes on distributions and sale of fund shares may be higher than returns before taxes, as the resulting capital losses from the sale of fund shares would be available to offset capital gains from other investments.

                DAVIS GOVERNMENT BOND FUND YIELD, CLASS A SHARES
                    30-Day SEC Yield, as of December 31, 2004
                                      2.90%

You can obtain Davis Government Bond Fund's most recent 30-day SEC Yield by calling us toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6 p.m.
Eastern time.

FEES AND EXPENSES OF THE FUND

FEES YOU MAY PAY AS A DAVIS FUNDS SHAREHOLDER
paid directly from your investment

--------------------------------------------------------------------------------
                                                    CLASS A    CLASS B   CLASS C
                                                     SHARES     SHARES    SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   purchases
   as a percentage of offering price(1)              4.75%       None      None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed
   on redemptions
   as a percentage of the lesser of the net
   asset value of the shares redeemed or the
   total cost of such shares                         0.75%(2)    4.00%     1.00%
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   reinvested dividends                              None        None      None
--------------------------------------------------------------------------------
Exchange fee                                         None        None      None
--------------------------------------------------------------------------------

A Wire Fee of $5 for domestic transfers may be deducted from sale proceeds. See
"Wiring Sale Proceeds to Your Bank Account."

     (1.) See "How to Choose a Share Class" to determine whether you may qualify for a reduced sales charge.

     (2.) As a Class A shareholder, only if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.

DAVIS GOVERNMENT BOND FUND ANNUAL OPERATING EXPENSES
deducted from the fund's assets

--------------------------------------------------------------------------------
                                                     CLASS A   CLASS B   CLASS C
                                                      SHARES    SHARES    SHARES
--------------------------------------------------------------------------------
Management Fees                                       0.30%     0.30%     0.30%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                             0.22%     1.00%     1.00%
--------------------------------------------------------------------------------
Other Expenses                                        0.53%     0.39%     0.43%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       1.05%     1.69%     1.73%
--------------------------------------------------------------------------------

Management Fees and Total Annual Operating Expenses have been restated to reflect a reduction in Management Fees which went into effect on February 1,
2005.

The difference in the fee structures between the classes is primarily the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in the amounts charged by Davis Advisors for investment advisory services. Accordingly, the investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $577      $793     $1,027    $1,697
Class B shares                              $572      $833     $1,118    $1,828*
Class C shares                              $276      $545     $  939    $2,041
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU STILL HOLD YOUR SHARES AFTER...     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $577     $793      $1,027    $1,697
Class B shares                              $172     $533      $  918    $1,828*
Class C shares                              $176     $545      $  939    $2,041
--------------------------------------------------------------------------------

* Class B shares' expenses for the ten-year period include two years of Class A shares' expenses since Class B shares automatically convert to Class A shares after eight years.

OVERVIEW OF DAVIS GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Davis Government Money Market Fund is a money market fund. Its investment objective is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. The Fund maintains liquidity and preserves capital by carefully monitoring the maturity of our investments. Our portfolio has a dollar-weighted average maturity of ninety days or less. Under normal circumstances, the Fund invests exclusively in
U.S. Government Securities and repurchase agreements collateralized by U.S.
Government Securities.

GOVERNMENT SECURITIES

There are two basic types of U.S. Government Securities: (1) direct obligations of the U.S. Treasury and (2) obligations issued or guaranteed by an agency or instrumentality of the U.S. government. U.S. Government Securities represent debt obligations (unlike equity securities, which represent ownership of the issuer). Obligations that the U.S. Treasury issues or guarantees are generally considered to offer the highest credit quality available in any security. Many securities issued by government agencies are not fully guaranteed by the U.S.
government and in unusual circumstances may present credit risk.

A repurchase agreement is a type of short-term investment that uses securities as collateral. Like a short-term loan, the borrower sells securities to the lender. The borrower agrees to buy back the securities at a certain time--at a higher price that incorporates an interest payment.

DETERMINING IF THIS FUND IS RIGHT FOR YOU

You should consider investing in this Fund if:

o    You are seeking current income.

o    You are most comfortable investing in high-quality U.S. Government
     Securities.

o    You want a safe haven in times of market turmoil.

o    You want easy access to your money.

You should not invest in this Fund if:

o    You need a high total return to achieve your investment goals.

o    Your primary investment goal is capital growth.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This section describes what we think are the most significant factors (but not the only factors) that could cause the value of your investment in the Fund to decline, and which could prevent the Fund from achieving its stated objective.

o    VARIABLE CURRENT INCOME. The income which Davis Government Money Market
     Fund pays to investors is not stable. When interest rates increase, the
     Fund's income distributions should increase. When interest rates decrease, the Fund's income distributions should decrease.

o    CREDIT RISK. Davis Government Money Market Fund seeks to manage credit risk by investing exclusively, under normal circumstances, in U.S. Government
     Securities and repurchase agreements collateralized by U.S. Government
     Securities. Many of the agency-issued securities in the Fund's portfolio
     (as opposed to the Treasury-issued securities) are not guaranteed by the
     U.S. government and in unusual circumstances may present credit risk.
     Although an issuer may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.
     These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as
     Government National Mortgage Association ("Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal
     National Mortgage Association ("Fannie Mae") bonds. Others are supported only by the credit of the entity that issued them, such as Federal Home
     Loan Mortgage Corporation ("Freddie Mac") obligations. There is always some risk, even for U.S. Government Securities that the issuer of a security held by the Fund will fail to make a payment when it is due.

Although Davis Government Money Market Fund seeks to preserve the value of your investment at $1 per share, investors can lose money. Shares of Davis Government
Money Market Fund are not deposits or obligations of any bank, are not guaranteed by the U.S. government or any bank, are not insured by the FDIC or any other agency and involve investment risks, including possible loss of the principal amount invested.

PERFORMANCE INFORMATION

The bar chart and table that follow provide an indication of the risks of investing in Davis Government Money Market Fund by showing changes in the Fund's year-to-year performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

                       DAVIS GOVERNMENT MONEY MARKET FUND
            CALENDAR YEAR TOTAL RETURNS FOR CLASS A, B, AND C SHARES

-------------
YEAR   RETURN
-------------
1995    5.25%
1996    4.80%
1997    5.02%
1998    4.94%
1999    4.51%
2000    5.91%
2001    3.77%
2002    1.38%
2003    0.62%
2004    0.83%
-------------

During the period shown above, the highest quarterly return was 1.52% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.12% for the quarter ended September 30, 2003.Total return for the three months ended
March 31, 2005, (not annualized) was 0.45%.

DAVIS GOVERNMENT MONEY MARKET FUND AVERAGE ANNUAL TOTAL RETURNS
for the periods ended December 31, 2004

--------------------------------------------------------------------------------
                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
Class A shares                           0.83%         2.49%           3.70%
--------------------------------------------------------------------------------
Class B shares                           0.83%         2.49%           3.70%
--------------------------------------------------------------------------------
Class C shares                           0.83%         2.49%           3.70%
--------------------------------------------------------------------------------

                    DAVIS GOVERNMENT MONEY MARKET FUND YIELD
                             CLASS A, B AND C SHARES
                    7-Day SEC Yield, as of December 31, 2004
                                      1.58%

You can obtain Davis Government Money Market Fund's most recent 7-day SEC Yield by calling us toll-free at 1-800-279-0279, Monday through Friday, 9 a.m. to 6
p.m. Eastern time.

FEES AND EXPENSES OF THE FUND

FEES YOU MAY PAY AS A DAVIS FUNDS SHAREHOLDER
paid directly from your investment

--------------------------------------------------------------------------------
                                                     CLASS A   CLASS B   CLASS C
                                                      SHARES    SHARES    SHARES
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   purchases
   as a percentage of offering price                   None      None      None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed
   on redemptions
   as a percentage of the lesser of the net
   asset value of the shares redeemed or the
   total cost of such shares                           None      None      None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
   reinvested dividends                                None      None      None
--------------------------------------------------------------------------------
Exchange fee                                           None      None      None
--------------------------------------------------------------------------------

A Wire Fee of $5 for domestic transfers may be deducted from sale proceeds. See
"Wiring Sale Proceeds to Your Bank Account."

DAVIS GOVERNMENT MONEY MARKET FUND ANNUAL OPERATING EXPENSES
deducted from the fund's assets

--------------------------------------------------------------------------------
                                                     CLASS A   CLASS B   CLASS C
                                                      SHARES    SHARES    SHARES
--------------------------------------------------------------------------------
Management Fees                                       0.46%     0.46%     0.46%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                             0.00%     0.00%     0.00%
--------------------------------------------------------------------------------
Other Expenses                                        0.12%     0.12%     0.12%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       0.58%     0.58%     0.58%
--------------------------------------------------------------------------------

Expenses may vary in future years.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES IN...              1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                               $59      $186      $324      $726
Class B shares                               $59      $186      $324      $726
Class C shares                               $59      $186      $324      $726
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU STILL HOLD YOUR SHARES AFTER...     1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                               $59      $186      $324      $726
Class B shares                               $59      $186      $324      $726
Class C shares                               $59      $186      $324      $726
--------------------------------------------------------------------------------

DAVIS MANAGEMENT
--------------------------------------------------------------------------------

DAVIS ADVISORS

Davis Selected Advisers, L.P., ("Davis Advisors") serves as the investment adviser for each of the Davis Funds. Davis Advisors' offices are located at 2949
East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis Advisors provides investment advice for the Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients.

For the fiscal year ended December 31, 2004, Davis Advisors' compensation for its services (based on average net assets) was: Davis Opportunity Fund, 0.71%
Davis Financial Fund, 0.63%; Davis Real Estate Fund, 0.70%; Davis Appreciation &
Income Fund, 0.75%; Davis Government Bond Fund, 0.50%; and Davis Government
Money Market Fund, 0.46%. As of February 1, 2005, the management fee for Davis
Government Bond Fund was reduced to 0.30%.

Davis Selected Advisers-NY, Inc., serves as the sub-adviser for each of the
Davis Funds. Davis Selected Advisers-NY, Inc.'s offices are located at 609 Fifth
Avenue, New York, New York 10017. Davis Selected Advisers-NY, Inc., provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis
Selected Advisers-NY, Inc.'s fee is paid by Davis Advisors, not the Davis Funds.

Every year the Directors consider whether to re-approve the advisory and sub-advisory agreements. The basis for their decision is included in the Fund's
Semi-Annual Report.

INVESTMENT PROFESSIONALS

DAVIS OPPORTUNITY FUND

Investment Team. Davis Advisors uses a system of multiple portfolio managers to manage Davis Opportunity Fund. Under this approach, the portfolio of the Fund is divided into segments managed by individual portfolio managers. Portfolio managers decide how their respective segments will be invested, within the limits provided by the Fund's investment objectives, strategies, restrictions, and by senior portfolio managers. The primary individual portfolio managers responsible for Davis Opportunity Fund are:

o    CHRISTOPHER DAVIS has served as the research adviser of Davis Opportunity
     Fund since January 1999, and also manages other equity funds advised by
     Davis Advisors. Mr. Davis has served as an analyst and portfolio manager for Davis Advisors since 1989. As research adviser, Mr. Davis oversees the
     Portfolio Managers of Davis Opportunity Fund and allocates segments of the
     Fund to each of them to invest.

o    KENNETH CHARLES FEINBERG has served as a Portfolio Manager of Davis
     Opportunity Fund since January 1999, and also manages other equity funds advised by Davis Advisors. Mr. Feinberg started with Davis Advisors as a research analyst in December 1994.

o    CHIP TUCKER, CFA, has served as a Portfolio Manager of Davis Opportunity
     Fund since May 2004, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Tucker joined
     Davis Advisors in April 2002 and previously served as a portfolio manager for US Trust Company from April 2001 to April 2002, and as a portfolio manager for Desai Capital Management, Inc., from April 1998 to March 2001.

o    KENT WHITAKER has served as a Portfolio Manager of Davis Opportunity Fund since May 2004, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Whitaker joined
     Davis Advisors in August 2000 and previously served Amoco Corp. and BP PLC in a variety of general management and financial management positions from
     1989 until August 2000.

o    DANTON GOEI has served as a Portfolio Manager of Davis Opportunity Fund since May 2004, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Goei joined Davis
     Advisors in November 1998.

o    TANIA POUSCHINE has served as a Portfolio Manager of Davis Opportunity Fund since May 2004, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Ms. Pouschine joined
     Davis Advisors in July 2003. From 1993 to 2003, Ms. Pouschine worked as an analyst and portfolio manager at Ruane Cunniff.

o    JAE CHUNG has served as a Portfolio Manager of Davis Opportunity Fund since
     May 2004, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Chung joined Davis
     Advisors in September 2003. From 2000 to September 2003, Mr. Chung served as a portfolio manager for Marcstone Capital Management. From 1996 to 2000,
     Mr. Chung served as a portfolio manager and analyst with Franklin Mutual
     Advisers.

o    DWIGHT BLAZIN, PHD, has served as a Portfolio Manager of Davis Opportunity
     Fund since May 2004, manages other equity funds advised by Davis Advisors, and also serves as research analyst for Davis Advisors. Mr. Blazin joined
     Davis Advisors in 1997.

DAVIS FINANCIAL FUND

o    CHRISTOPHER C. DAVIS has served as a Portfolio Manager of Davis Financial
     Fund since inception in May 1991, and also manages other equity funds advised by Davis Advisors. Mr. Davis served as Assistant Portfolio Manager and research analyst working with Shelby M.C. Davis from September 1989 through September 1995.

o    KENNETH CHARLES FEINBERG has served as a Portfolio Manager of Davis
     Financial Fund since May 1997, and also manages other equity funds advised by Davis Advisors. Mr. Feinberg started with Davis Advisors as a research analyst in December 1994.

DAVIS REAL ESTATE FUND

o    ANDREW A. DAVIS has served as a Portfolio Manager of Davis Real Estate Fund since inception in January 1994, and also manages other equity funds advised by Davis Advisors.

     Mr. Davis has served as a portfolio manager for Davis Advisors since 1993.

o    CHANDLER SPEARS has served as a Portfolio Manager of Davis Real Estate Fund since August 2002, and also manages other equity funds advised by Davis
     Advisors. Mr. Spears has served as a research analyst at Davis Advisors since November 2000. Before joining Davis Advisors, Mr. Spears was employed as the director of investor relations for Charles E. Smith Residential
     Realty, Inc., in Arlington, Virginia. Prior to that he was a principal and director of real estate research of SNL Securities, LC, in Charlottesville,
     Virginia.

DAVIS APPRECIATION & INCOME FUND

o    ANDREW A. DAVIS has served as a Portfolio Manager of Davis Appreciation &
     Income Fund since February 1993, and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as a portfolio manager for
     Davis Advisors since 1993.

o    KEITH J. SABOL, CFA has served as a Portfolio Manager of Davis Appreciation
     & Income Fund since September 2005. Mr. Sabol has served as a research analyst at Davis Advisors since July 2005. Before joining Davis Advisors,
     Mr. Sabol was a principal with Quantanium, LLC where he served as a portfolio manager from June 2002 through June 2005. Prior to that he served as a portfolio manager for Federated Investors from 1996 to 2002.

DAVIS GOVERNMENT BOND FUND AND DAVIS GOVERNMENT MONEY MARKET FUND

CRESTON KING, CFA, has served as a Portfolio Manager of Davis Government Bond
Fund and Davis Government Money Market Fund since August 1999. Mr. King also manages other government money market funds advised by Davis Advisors.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio
Managers, and the Portfolio Managers' ownership of securities in the Funds.

THE DAVIS INVESTMENT DISCIPLINE

Davis Advisors manages equity funds using the Davis Investment Discipline. We conduct extensive research to identify well-managed companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. We emphasize individual stock selection and believe that the ability to evaluate management is critical. We routinely visit managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

Over the years, Davis Advisors has developed a list of characteristics that we believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis Advisors searches for companies that demonstrate a majority or an appropriate mix of these characteristics.

FIRST CLASS MANAGEMENT

     o    Proven track record

     o    Significant personal ownership in business

     o    Intelligent allocation of capital

     o    Smart application of technology to improve business and lower costs

STRONG FINANCIAL CONDITION AND SATISFACTORY PROFITABILITY

     o    Strong balance sheet

     o    Low cost structure

     o    High after-tax returns on capital

     o    High quality of earnings

STRONG COMPETITIVE POSITIONING

     o    Non-obsolescent products / services

     o    Dominant or growing market share

     o    Participation in a growing market

     o    Global presence and brand names

After determining which companies we wish to own, we then turn our analysis to determining the intrinsic value of those companies' common stock. We seek common stock which can be purchased at attractive

valuations relative to their intrinsic value. Our goal is to invest in companies for the long term. We consider selling a company if we believe the stock's market price exceeds our estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

ADDITIONAL INFORMATION ABOUT INVESTMENTS

Each Fund's investment objectives are described in its respective Overview. The
Funds' investment objectives are not fundamental policies and may be changed by the Board of Directors without a vote of shareholders. A Fund's prospectus would be amended before any change in investment objective, and shareholders would be promptly notified of the change.

Each Fund's principal investment strategies and main risks are also described in its Overview. The Funds are not limited to investing in the securities and using the principal investment strategies described in the Overviews. Each Fund may also purchase other kinds of securities; engage in active trading (which would increase portfolio turnover and commission expenses and may increase taxable distributions); or employ other investment strategies that are not principal investment strategies, if, in Davis Advisors' professional judgment, the securities or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether (i) purchasing such securities would be consistent with shareholders' reasonable expectations; (ii)
they may assist a Fund in pursuing its investment objective; (iii) they are consistent with the Fund's investment strategy; (iv) they will cause the Fund to violate any of its investment restrictions; or (v) they will materially change the Fund's risk profile as described in the Fund's prospectuses and Statement of
Additional Information, as amended from time to time. The Statement of
Additional Information discusses these securities and investment strategies.

SHORT-TERM INVESTMENTS. Each Fund uses short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities. A Fund may also use short-term investments for temporary defensive purposes. At such times a Fund will not be pursuing its normal investment policies. In the event that our portfolio managers anticipate a decline in the market values of the companies in which a Fund invests (due to economic, political or other factors), we may reduce a Fund's risk by investing in short-term securities until market conditions improve. Unlike equity securities, these investments

will not appreciate in value when the market advances and will not contribute to long-term growth of capital.

For more details concerning current investments and market outlook, please see the most recent shareholder report.

EXECUTION OF PORTFOLIO TRANSACTIONS. The Adviser places orders with broker-dealers for Davis Funds' portfolio transactions. The Adviser seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, the
Adviser considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, the Adviser may place orders for Davis Funds'
portfolio transactions with broker-dealers who have sold shares of Davis Funds.
In placing orders for Davis Funds' portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.
Further, when the Adviser places orders for Davis Funds portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of
Davis Funds.

Over the last three years the Fund paid the following brokerage commissions:

                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                 -------------------------------
                                                   2004       2003       2002
                                                 --------   --------   --------
DAVIS OPPORTUNITY FUND
Brokerage commissions paid:                      $454,386   $445,405   $484,803
Brokerage as a percentage of average net
   assets:                                           0.10%      0.17%      0.22%
DAVIS FINANCIAL FUND
Brokerage commissions paid:                      $119,670   $388,455   $646,953
Brokerage as a percentage of average net
   assets                                            0.01%      0.05%      0.07%
DAVIS REAL ESTATE FUND
Brokerage commissions paid:                      $274,239   $211,025   $591,307
Brokerage as a percentage of average net
   assets                                            0.06%      0.06%      0.18%
DAVIS APPRECIATION & INCOME FUND
Brokerage commissions paid:                      $ 54,291   $ 60,407   $102,046
Brokerage as a percentage of average net
   assets                                            0.02%      0.03%      0.06%
DAVIS GOVERNMENT BOND FUND                            N/A        N/A        N/A
DAVIS GOVERNMENT MONEY MARKET FUND                    N/A        N/A        N/A

ONCE YOU INVEST IN DAVIS FUNDS
--------------------------------------------------------------------------------

This section describes how your investment is valued, how you earn money on your investment and how the government may tax these earnings.

HOW YOUR SHARES ARE VALUED

Once you open your Davis Funds account, you may buy or sell shares on any business day. The price of your shares in a Davis Fund is based upon the total value of the Fund's investments. Your account balance may change daily because the share price may change daily.

The value of one share of a Davis Fund, also known as the net asset value, or
NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock
Exchange is open or as of the time the Exchange closes, if earlier.

The business sections of many, but not all, major newspapers publish Davis
Funds' net asset values. If you have access to the Internet, you can also check the net asset value on our website (www.davisfunds.com).

VALUATION OF PORTFOLIO SECURITIES

Your shares will be purchased at the net asset value, or sold at the net asset value next determined after Davis Funds' transfer agent receives your request in good order. A contingent deferred sales charge may apply at the time you sell.

Securities are valued primarily on the basis of market quotations. However,
Davis Funds have adopted procedures for making "fair value" determinations if market quotations are not readily available. The Fund uses fair value prices any time the Adviser concludes that reliable market quotations for its portfolio securities are not readily available from an approved third party pricing service or from independent brokers. Examples of when fair value pricing may be used include illiquid or thinly

traded securities, and securities whose values have been affected by a significant event occurring after the close of their primary markets. Davis
Funds use an independent vendor to assist in fair value pricing of foreign securities when deemed appropriate. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using last reported prices.

Some of the Funds' securities may be traded in markets that close at a different time than when the Funds' shares are priced. Events affecting portfolio values that occur after the time that such markets close and the time Funds' shares are priced may result in the use of fair value pricing, as described above.
Likewise, because foreign securities trade in markets and exchanges that operate on U.S. holidays and weekends, the value of some of the Funds' foreign investments might change significantly on those days when investors cannot buy or redeem shares. Davis Funds have adopted procedures designed to identify and react to significant events in foreign markets that would have a material effect on a Fund's net asset value. Notwithstanding, the net asset value of a Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

Securities denominated in foreign currencies and traded in foreign markets will have their value converted into U.S. dollar equivalents at the prevailing exchange rate as computed by State Street Bank and Trust. Fluctuation in the value of foreign currencies in relation to the U.S. dollar may affect the net asset value of a Fund's shares even if there has not been any change in the foreign currency price of that Fund's investments.

Davis Government Money Market Fund typically values all of its securities at amortized cost. Normally, the share price of Davis Government Money Market Fund does not fluctuate. However, if there are unusually rapid changes in interest rates that the Fund's Board of Directors believes will cause a material deviation between the amortized cost of the Fund's debt securities and the market value of those securities, the Board will consider taking temporary action to maintain a fixed price or to prevent material dilution or other unfavorable consequences to Fund shareholders. This temporary action could include withholding dividends, paying dividends out of surplus, realizing gains or losses, or using market valuation to calculate net asset value rather than amortized cost.

PORTFOLIO HOLDINGS

A description of Davis Funds' policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of
Additional Information.

Each Fund's portfolio holdings are published and mailed to shareholders twice a year in the annual and semi-annual reports which are mailed approximately 60 days after the end of the Fund's second and fourth fiscal quarters. In addition, each Fund publishes its portfolio holdings on the Davis Funds' website (and the
SEC website) approximately sixty days after the end of each fiscal quarter.
Other information concerning the Funds' portfolio holdings may also be published on the Davis Funds' website from time to time.

HOW WE PAY EARNINGS

There are two ways you can receive payments from the Davis Fund you invest in:

o    DIVIDENDS. Dividends are distributions to shareholders of net investment income and short-term capital gains on investments.

o    CAPITAL GAINS. Capital gains are profits received by a Fund from the sale of securities held for the long term, which are then distributed to shareholders.

If you would like information about when a particular Davis Fund pays dividends and distributes capital gains, please call 1-800-279-0279. Unless you choose otherwise, the Davis Funds will automatically reinvest your dividends and capital gains in additional Fund shares.

You can request to have your dividends and capital gains paid to you by check, deposited directly into your bank account, paid to a third party or sent to an address other than your address of record.

We also offer a DIVIDEND DIVERSIFICATION PROGRAM, which allows you to have your dividends and capital gains reinvested in shares of another Davis Fund.

You will receive a statement each year detailing the amount of all dividends and capital gains paid to you during the previous year. To ensure that these distributions are reported properly to the U.S. Treasury, you must certify on your Davis Funds Application Form or on IRS Form W-9 that your Taxpayer
Identification Number is correct and you are not subject to backup withholding.
If you are subject to backup withholding, or you did

not certify your Taxpayer Identification Number, the IRS requires the Davis
Funds to withhold a percentage of any dividends paid and redemption or exchange proceeds received.

HOW TO PUT YOUR DIVIDENDS AND CAPITAL GAINS TO WORK

You can have all of your dividends and capital gains automatically invested in the same Fund or the same share Class of any other Davis Fund. To be eligible for this Dividend Diversification Program, all accounts involved must be registered under the same name and same Class of shares and have a minimum initial value of $1,000. Shares are purchased at the chosen Fund's net asset value on the dividend payment date.

You can make changes to your selection or withdraw from the program with ten days' notice. To participate in this program, fill out the cross-reinvest information in the appropriate section of the Application Form. If you wish to establish this program after your account has been opened, call for more information.

FEDERAL INCOME TAXES

TAXES ON DISTRIBUTIONS

Distributions you receive from a Fund may be subject to income tax and may also be subject to state or local taxes unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. A Fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from a fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

Davis Funds will send you a statement each year showing the tax status of all your distributions.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

More information concerning federal taxes is available in the Statement of
Additional Information. We recommend that you consult with a tax advisor about dividends and capital gains that may be received from the Davis Funds.

FEES AND EXPENSES OF THE FUNDS

Each Fund must pay operating fees and expenses.

MANAGEMENT FEE

The management fee covers the normal expenses of managing the Fund, including compensation, research costs, corporate overhead expenses and related expenses.
The difference in the fee structures between the Classes is primarily the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in the amounts charged by Davis Advisors for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by Class. Different fees and expenses will affect performance.

12B-1 FEES

The Davis Funds have Plans of Distribution or "12b-1 Plans" under which the
Funds may finance activities to sell shares. The 12b-1 Plans provide for annual distribution expenses of up to 0.25% of the average daily net asset value of the
Class A shares; and up to the lesser of 1.25% of the average daily net asset value of the Class B or C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, which is
1.00% at present.

For all share classes, up to 0.25% of distribution expenses may be used to pay service fees to qualified dealers providing certain shareholder services.
Because distribution expenses are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges. Thus, the higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER EXPENSES

Other expenses include miscellaneous fees from affiliated and outside service providers. These fees may include legal, audit, custodial, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences, and payments to third parties that provide recordkeeping services or administrative services for investors in the Fund.

TOTAL FUND OPERATING EXPENSES

The total cost of running a mutual fund is reflected in its expense ratio. A shareholder does not pay operating costs directly; instead, operating costs are taken out before the Fund's NAV is calculated and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that Class of shares. Investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category.

COMPENSATION EARNED BY BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Broker-dealers and other financial intermediaries ("Qualifying dealers") may earn substantial compensation by selling Davis Funds' shares. Qualifying dealers may receive (i) sales commissions from sales charges paid by purchasing shareholders; (ii) distribution and service fees from the Funds' 12b-1 distribution plans; (iii) record-keeping fees from the Funds for providing record-keeping services to investors who hold Davis Funds shares through dealer-controlled omnibus accounts; and (iv) other compensation, described below, paid by Davis Distributors, LLC (the "Distributor") from its own resources.

Qualifying dealers may, as a condition to distributing Davis Funds, request that the Distributor, pay or reimburse the Qualifying dealer for (i) marketing support payments including business planning assistance, educating personnel about the Davis Funds, and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer; and (ii) financial assistance paid to dealers that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These additional payments are sometimes referred to as "revenue sharing" payments. A number of factors are considered in determining payments, including the dealer's sales and assets, and the quality of the dealer's relationship with the Distributor. Payments are generally based on the value of shares of the Fund held by the dealer or financial institution for its

customers or based on sales of Fund shares by the dealer or financial institution, or a combination thereof. The Adviser may use its profits from the advisory fee it receives from the Fund. Some dealers may also choose to pay additional compensation to their registered representatives who sell the Funds.
Such payments may be associated with the status of a Fund on a financial intermediary's preferred list of funds or otherwise associated with the financial intermediary's marketing and other support activities. The foregoing arrangements may create an incentive for the brokers, dealers or other financial institutions, as well as their registered representatives, to sell the Davis
Funds rather than other funds.

In 2005 the Adviser and Distributor made payments from their own resources to the Qualifying dealers listed below. These Qualifying dealers may provide the
Davis Funds enhanced sales and marketing support and financial advisers employed by the Qualifying dealers may recommend the Davis Funds rather than other funds.
Qualifying dealers may be added or deleted at any time.

ADP Broker Dealer, Inc.; AG Edwards & Sons; Ameriprise Financial Services, Inc.;
Charles Schwab & Co., Inc.; Cigna Financial Services, Inc. (name change to
Prudential Retirement Insurance & Annuity Co.); Citistreet Associates; Citigroup
Global Markets, Inc.; John Hancock Life Insurance Company (name change from
Manufacturers Life Insurance); Merrill Lynch, Pierce, Fenner & Smith, Inc.;
Metropolitan Life Insurance Company; Morgan Stanley, Inc.; Fidelity Brokerage
Services, Inc.; Nationwide Financial Services, Inc.; Putnam Fiduciary Trust
Company; UBS Financial Services, Inc.; Prudential Investment Management
Services, LLC.; T. Rowe Price Investment Services, Inc.; Piper Jaffray, Inc.;
Wachovia Securities, Inc.; Merrill Lynch Life Insurance Co.; Marshall & IIsley
Trust; New York Life Distribution; Wells Fargo Bank, N.A.; and Union Bank of
California.

In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents who sell shares of the Davis Funds. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Davis Funds during a specified period of time.

Although Davis Funds may use brokers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of fund shares as a factor when selecting brokers to effect portfolio transactions.

Investors should consult their financial intermediary regarding the details of the payments they receive in connection with the sale of Fund shares.

DUE DILIGENCE MEETINGS. The Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Davis Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Davis Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Distributor.

SEMINARS AND EDUCATIONAL MEETINGS. The Distributor may defray certain expenses of Qualified dealers incurred in connection with seminars and other educational efforts subject to the Distributor's policies and procedures governing payments for such seminars. The Distributor may share expenses with Qualifying dealers for costs incurred in conducting training and educational meetings about various aspects of the Funds for the employees of Qualifying dealers. In addition, the
Distributor may share expenses with Qualifying dealers for costs incurred in hosting client seminars where the Fund is discussed.

RECORDKEEPING FEES. Certain Qualifying dealers have chosen to maintain omnibus accounts with the Davis Funds. In an "omnibus account" the Fund maintains a single account in the name of the dealer and the dealer maintains all of the individual shareholder accounts. Likewise, for many retirement plans, a third party administrator may open an omnibus account with the Davis Funds and the administrator will then maintain all of the participant accounts. The Adviser, on behalf of the Funds, enters into agreements whereby the Funds compensate the dealer or administrator for recordkeeping services.

Recordkeeping services typically include (i) establishing and maintaining shareholder accounts and records; (ii) recording shareholder account balances and changes thereto; (iii) arranging for the wiring of funds; (iv) providing statements to shareholders; (v) furnishing proxy materials, periodic Davis Funds reports, prospectuses and other communications to shareholders as required; (vi)
transmitting shareholder transaction information; and (vii) providing information in order to assist Davis Funds in their compliance with state securities laws. Each Davis Fund typically would be paying these shareholder servicing fees directly, were it not that

the Qualifying dealer holds all customer accounts in a single omnibus account with each Davis Fund.

OTHER COMPENSATION. The Distributor may, from its own resources and not the
Funds, offer other compensation to the extent not prohibited by state or federal laws, the Securities and Exchange Commission, or any self-regulatory agency, such as the NASD.

HOW TO CHOOSE A SHARE CLASS
--------------------------------------------------------------------------------

Before you can buy shares in any Davis Fund, you need to decide which class of shares best suits your needs. Davis Funds offers four classes of shares: A, B, C and Y. Each class is subject to different expenses and sales charges. Class Y shares are offered through a separate prospectus. Class Y shares are generally available only to qualified institutional investors. Davis New York Venture Fund also offers Class R shares, which are generally available only to qualified retirement plans, through a separate prospectus.

The difference in the fee structures between the classes is primarily the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in the amounts charged by Davis Advisors for investment advisory services. Accordingly, the investment advisory expenses do not vary by class.

You may choose to buy one class of shares rather than another depending on the amount of the purchase and the expected length of time of investment. Long-term shareholders of Class B or C shares may pay more than the maximum front-end sales charge allowed by the National Association of Securities Dealers.

CLASS A SHARES

Class A shares may be best for you if you are a long-term investor who is willing to pay the entire sales charge at the time of purchase. In return, you pay a lower distribution fee than the other two share classes:

o    For any investment below $100,000, you buy Class A shares at their net asset value per share plus a sales charge, which is 4.75% of the offering price (see chart following). The term "offering price" includes the front-end sales charge.

o    There is no limit to how much you can invest in this share class.

o    Davis Funds (other than Davis Government Money Market Fund) pay a distribution fee--up to 0.25% of the average daily net assets--each year you hold the shares. This fee is lower than the fee you pay for the other two classes of shares. Lower expenses of Class A shares translate into higher annual return on net asset value than Class B or C shares.

CLASS A SHARES SALES CHARGES
for all Davis Funds except Davis Government Money Market Fund

--------------------------------------------------------------------------------
                                                 SALES CHARGE    AMOUNT OF SALES
                                                  approximate    CHARGE RETAINED
                                 SALES CHARGE    percentage of      BY DEALER
                                 percentage of     net amount     percentage of
  AMOUNT OF PURCHASE            offering price      invested      offering price
--------------------------------------------------------------------------------
Under $100,000                      4.75%             5.00%           4.00%
--------------------------------------------------------------------------------
$100,000 - $250,000                 3.50%             3.60%           3.00%
--------------------------------------------------------------------------------
$250,000 - $500,000                 2.50%             2.60%           2.00%
--------------------------------------------------------------------------------
$500,000 - $750,000                 2.00%             2.04%           1.75%
--------------------------------------------------------------------------------
$750,000 - $1 million               1.00%             1.01%           0.75%
--------------------------------------------------------------------------------
$1 million or more*                 None              None            None
--------------------------------------------------------------------------------

* You pay no front-end sales charge on purchases of $1 million or more, but if you sell those shares (in any Davis Fund other than Davis Government Money
Market Fund) within the first year, a deferred sales charge of 0.75% may be deducted from the redemption proceeds.

The Distributor may pay the dealer of record commissions (on Davis Funds other than Davis Government Money Market Fund) on purchases at the annual rate described in the table below. Commissions may be paid on either (i) Class A purchases of $1 million or more; or (ii) Class A purchases (net of redemptions)
in retirement plans which qualify for sales at net asset value. The commission will be paid only on purchases that were not previously subject to a front-end sales charge or dealer concession.

---------------------------------
   PURCHASE AMOUNT     COMMISSION
---------------------------------
  First $3 million        0.75%
---------------------------------
   Next $2 million        0.50%
---------------------------------
More than $5 million      0.25%
---------------------------------

The Fund may reimburse the Distributor for these payments through its Plans of
Distribution. If distribution fee limits already have been reached for the year, the Distributor itself will pay the commissions.

REDUCTION OF CLASS A SHARES INITIAL SALES CHARGE

As the chart above shows, the sales charge gets smaller as your purchase amount increases. There are several ways you may combine purchases to qualify for a lower sales charge. To receive a reduction in your Class A initial sales charge, you must let your dealer or Davis Funds know at the time you purchase shares that you qualify for such a reduction. If you do not let your dealer or Davis
Funds know you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. To qualify for a reduction in
Class A shares initial sales charge you must provide records (generally account statements are sufficient; your broker may require additional documents) of all
Davis Funds shares owned which you wish to count towards the sales charge reduction.

YOU CAN COMBINE PURCHASES OF CLASS A SHARES

o    WITH OTHER FAMILY MEMBERS. To receive a reduced Class A sales charge, investments made by yourself, your spouse, and any children under the age of 21, may be aggregated if made for your own account(s) and/or certain other accounts, such as:

     a)   trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, then the trust account may only be aggregated with accounts of the primary beneficiary of the trust;

     b)   solely controlled business accounts; or

     c)   single-participant retirement plans.

o    THROUGH EMPLOYEE BENEFIT PLANS. If you buy shares through trust or fiduciary accounts and Individual Retirement Accounts (IRAs) of a single employer, the purchases will be treated as a single purchase.

o    UNDER A STATEMENT OF INTENTION. If you enter a Statement of Intention and agree to buy Class A shares of $100,000 or more over a thirteen-month period, all of the shares you buy during that period will be counted as a single purchase, with the exception of purchases into Davis Government
     Money Market Fund. Before entering a Statement of Intention, please read the terms and conditions in the Statement of Additional Information. Under a Statement of Intention, you agree to permit our service provider, State
     Street Bank and Trust, to hold fund shares in escrow to guarantee payment of any sales charges that may be due if you ultimately invest less than you agreed to invest over the

     covered thirteen-month period. Money Market Fund accounts do not count toward a Statement of Intention.

o    UNDER RIGHTS OF ACCUMULATION. If you notify your dealer or our Distributor, you can include the Class A, B and C shares in Davis Funds you already own
     (excluding shares in Davis Government Money Market Fund) when calculating the price for your current purchase. These shares are valued at current offering price value to determine whether or not you qualify for a reduction in the sales charge. Money Market Fund accounts do not count toward Rights of Accumulation.

o    COMBINING RIGHTS OF ACCUMULATION (ROA) WITH LETTER OF INTENT (LOI). A
     shareholder can use a Statement of Intent and Rights of Accumulation in
     conjunction with one another; the Statement of Intent will take precedence over the Rights of Accumulation. Once the Statement of Intent has been satisfied any new purchases into any of the linked Class A share accounts will receive the reduced sales charge.

For more information about how to reduce Class A shares initial sales charge, please visit Davis Funds' website free of charge at WWW.DAVISFUNDS.COM, (which includes additional information in a clear and prominent format that includes hyperlinks), consult your broker, or financial intermediary, or refer to the
Fund's Statement of Additional Information which is available through your financial intermediary or from the Fund by calling shareholder services at
1-800-279-0279.

CLASS A SHARES FRONT-END SALES CHARGE WAIVERS

We do not impose a sales charge on purchases of Class A shares for:

o    Investments in Davis Government Money Market Fund.

o    Shareholders making purchases with dividends or capital gains that are automatically reinvested.

o    Directors, officers and employees of any Davis Fund, the investment adviser of any Davis Fund or its affiliates, and their immediate families.

o    Registered representatives, principals, and employees (and any immediate family member) of securities dealers having a sales agreement with the
     Distributor.

o    Financial institutions acting as fiduciaries making single purchases of
     $250,000 or more.

o    Employee benefit plans making purchases through a single account covering at least fifty participants.

o    Wrap accounts offered by securities firms, fee-based investment advisers or financial planners.

o    State and local governments.

o    Shareholders making purchases in certain accounts offered by securities firms that have entered into contracts with the Davis Funds and which charge fees based on assets in the account.

CLASS B SHARES

Class B shares may be best for you if you are willing to pay a higher distribution fee than Class A shares for eight years in order to avoid paying a front-end sales charge:

o    You buy the shares at net asset value (no initial sales charge).

o    You can invest up to $50,000 in Class B shares.

o    If you sell Class B shares in any of the Davis Funds within six years of purchase, you must pay a deferred sales charge. This charge decreases over time as you own the shares (see chart following).

o    After you hold Class B shares for eight years, they are converted automatically into Class A shares without incurring a front-end sales charge. Investors in Class A shares pay a lower distribution fee.

o    Investors in Class B shares (other than Davis Government Money Market Fund)
     pay a distribution fee of one percent of the average daily net asset value each year they hold the shares. Higher expenses translate into lower annual return on net asset value.

o    At redemption, the deferred sales charge for each purchase will be calculated from the date of purchase, excluding any time the shares were held in a money market fund.

Note: Investors who buy Class B shares of Davis Government Money Market Fund will not pay deferred sales charges unless the money market fund shares were received in exchange for shares of other Davis Funds (see "Exchanging Shares").

CLASS B SHARES DEFERRED SALES CHARGES
for all Davis Funds except Davis Government Money Market Fund

-----------------------------------------------------------
SALES MADE AFTER PURCHASE   AMOUNT OF DEFERRED SALES CHARGE
-----------------------------------------------------------
Year 1                                     4%
-----------------------------------------------------------
Years 2-3                                  3%
-----------------------------------------------------------
Years 4-5                                  2%
-----------------------------------------------------------
Year 6                                     1%
-----------------------------------------------------------
Years 7-8                                 None
-----------------------------------------------------------

CLASS C SHARES

Class C shares may be best for you if you are willing to pay a higher distribution fee than Class A shares in order to avoid paying a front-end sales charge:

o    You buy the shares at net asset value (no initial sales charge).

o    You can invest up to $500,000 in Class C shares.

o    If you sell Class C shares in any of the Davis Funds (other than Davis
     Government Money Market Fund) within one year of purchase, you must pay a deferred sales charge of one percent. At redemption, the deferred sales charge for each purchase will be calculated from the date of purchase, excluding any time the shares were held in a money market fund.

o    Investors in Class B or C shares (other than Davis Government Money Market
     Fund) pay a distribution fee of one percent of the average daily net asset value each year they hold the shares. Higher expenses translate into lower annual return on net asset value.

DEFERRED SALES CHARGE

If you purchase shares subject to a contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares you own, the contingent deferred sales charge will be deducted from the redemption proceeds unless you are eligible for one of the waivers described below. At redemption, the deferred sales charge will be calculated from the date of each purchase, excluding any time that shares were held in a money market fund. You will pay a deferred sales charge in the following cases:

o    As a Class A shareholder, only if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.

o    As a Class B shareholder, if you sell shares within six years of purchase.
     The percentage decreases over the six-year period.

o    As a Class C shareholder, if you sell shares within one year of purchase.

To keep deferred sales charges as low as possible, we first will sell shares in your account that are not subject to deferred sales charges (if any). We do not impose a deferred sales charge on the amount of your account value represented by an increase in net asset value over the initial purchase price, or on shares acquired through dividend reinvestments or capital gains distributions. To determine whether the deferred sales charge applies to a redemption, we redeem shares in the following order:

o    Shares in your account represented by an increase in NAV over the initial purchase price (appreciation).

o    Shares acquired by reinvestment of dividends and capital gain distributions.

o    Shares that are no longer subject to the deferred sales charge.

o    Shares held the longest, but which are still subject to the deferred sales charge.

Note: Investors who buy Class B or C shares of Davis Government Money Market
Fund will not pay deferred sales charges unless the money market fund shares were received in exchange for shares of other Davis Funds (see "Exchanging
Shares").

DEFERRED SALES CHARGE WAIVERS

We will waive deferred sales charges on sales of Class A, B and C shares of any
Davis Fund if:

o    You sell Class A shares that were not subject to a commission at the time of purchase (the amount of purchase totaled $1 million or more) and the shares were held for more than a year.

o    You die and are the sole owner of the account. Otherwise, shares can be redeemed without a contingent deferred sales charge following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established. If you claim a disability you must provide evidence of a determination of disability by the Social Security
     Administration.

o    You sell shares under a qualified retirement plan or IRA that constitutes a tax-free return of excess contributions to avoid a penalty.

o    Your Fund redeems the remaining shares in your account under an Involuntary
     Redemption.

o    You qualify for an exception related to defined contribution plans. These exceptions are described in the Statement of Additional Information.

o    You are a director, officer or employee of Davis Advisors or one of its affiliates (or a family member of a director, officer or employee).

o    You sell shares under the Automatic Withdrawal Plan if the aggregate value of the redeemed shares does not exceed twelve percent of the account's value.*

If the net asset value of the shares that you sell has increased since you purchased them, any deferred sales charge will be based on the original cost of the shares.

* An Automatic Withdrawal Plan may be established as either a percentage or a fixed-dollar amount. The shares that may be redeemed without a sales charge are recalculated as a percentage of the current market value of the account as of the date of each withdrawal. If established as a percentage, no sales charge will be incurred regardless of market fluctuations. If established as a fixed-dollar amount, a sales charge may be incurred if the market value of the account decreases. If you redeem shares in addition to those redeemed pursuant to the Automatic Withdrawal Plan, a deferred sales charge may be imposed on those shares and on any subsequent redemptions within a twelve-month period, regardless of whether such redemptions are pursuant to an Automatic Withdrawal
Plan.

          If you have any additional questions about choosing a share class, please call us toll free at 1-800-279-0279 during business hours, 9
          a.m. to 6 p.m. Eastern time. If you still are not sure about which class is best for you, contact your financial adviser.

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open an account if you initially invest at least $1,000 per fund.

TWO WAYS YOU CAN OPEN AN ACCOUNT

o    BY MAIL. Fill out the Application Form and mail it to our service provider,
     State Street Bank and Trust. You must sign the Application Form. Include a check made payable to DAVIS FUNDS or, in the case of a retirement account, the custodian or trustee. All purchases by check should be in U.S. dollars.
     DAVIS FUNDS WILL NOT ACCEPT THIRD-PARTY CHECKS, STARTER CHECKS, TRAVELER'S
     CHECKS OR MONEY ORDERS.

o    BY DEALER. You may have your dealer order and pay for the shares. In this case, you must pay your dealer directly. Your dealer will then order the shares from our Distributor. Please note that your dealer may charge a service fee or commission for these transactions.

ANTI-MONEY LAUNDERING COMPLIANCE

Davis Funds and the Distributor are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Distributor may request additional information from you to verify your identity and source of funds. If you do not provide the information, the Davis Funds may not be able to open your account. If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, they may choose not to establish a new account or may be required to "freeze" a shareholder's account. They may also be required to provide a government agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or the
Distributor to inform the shareholder that it has taken the actions described above.

RETIREMENT PLAN ACCOUNTS

You can invest in Davis Funds using any of these types of retirement plan accounts:

o    IRAs

o    Roth IRAs

o    Coverdell Education Savings Accounts

o    Simple IRAs

o    Simplified Employee Pension (SEP) IRAs

o    403(b) Plans

State Street Bank and Trust acts as custodian (service provider) for the retirement plans and charges the participant a $15 maintenance fee each year regardless of the number of plans established per Social Security Number. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. This maintenance fee is automatically deducted from each account unless you elect to pay the fee directly. There is also a $15 fee for closing retirement plan accounts. To open a retirement plan account, you must fill out a special application form. You can request this form by calling the Distributor.

HOW TO BUY, SELL AND EXCHANGE SHARES
--------------------------------------------------------------------------------

Once you have established an account with Davis Funds, you can add to or withdraw from your investment. This prospectus describes the types of transactions you can perform as a Davis Funds shareholder including how to initiate these transactions and the charges that you may incur (if any) when buying, selling or exchanging shares. A transaction will not be executed until all required documents have been received in a form meeting all legal requirements. Legal requirements vary depending upon the type of transaction and the type of account. Call Shareholder Services for instructions. These procedures and charges may change over time and the prospectus in effect at the time a transaction is initiated will determine the procedures and charges which will apply to the transaction.

RIGHT TO REJECT OR RESTRICT ANY PURCHASE OR EXCHANGE ORDER

Purchases and exchanges should be made for investment purposes only. Davis Funds and the Distributor reserve the right to reject or restrict any purchase or exchange order for any reason. Davis Funds are not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases or exchanges that are part of activity that Davis Funds or the Distributor have determined may involve actual or potential harm to a Fund may be rejected.

THREE WAYS TO BUY, SELL AND EXCHANGE SHARES

o    BY TELEPHONE. Call 1-800-279-0279. You can speak directly with a Davis
     Funds representative during our business hours (9 a.m. to 6 p.m. Eastern time) or use our automated telephone system at any time, day or night.

o    BY MAIL. Send the request to our service provider, State Street Bank and
     Trust Company.

               Regular mail:
               State Street Bank and Trust Company
               c/o Davis Funds
               P.O. Box 8406, Boston, MA 02266-8406

               Express shipping:
               State Street Bank and Trust Company
               c/o Davis Funds
               66 Brooks Drive, Braintree, MA 02184

o    BY DEALER. Contact a dealer who then will make the transaction through our
     Distributor. Please note that your dealer may charge a service fee or commission for these transactions.

The Davis Funds do not issue certificates for any class of shares. Instead, shares purchased are automatically credited to an account maintained for you on the books of the Davis Funds by State Street Bank and Trust. Transactions in the
account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain distributions, purchases through automatic investment plans and certain retirement plans, and automatic exchanges and withdrawals will be confirmed at least quarterly.

WHEN YOUR TRANSACTIONS ARE PROCESSED

The per-share price for purchases or sales made through our Distributor will be processed on the same day if the order is received before 4 p.m. Eastern time.
If State Street Bank and Trust requires additional documents to complete the purchase or sale, the transaction price will be determined at the close of business after all required documents are received.

For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must:

o    Receive your order before 4 p.m. Eastern time.

o    Promptly transmit the order to State Street Bank and Trust.

BUYING MORE SHARES

You may buy more shares at any time, by mail, through a dealer or by wire. The minimum purchase amount is $25.

o    BY MAIL. When you purchase shares by mail, send a check made payable to
     DAVIS FUNDS for the amount of purchase to our service provider, State
     Street Bank and Trust. If you have the purchase form from your most recent statement, include it with the check. If you do not have a purchase form, include a letter with your check stating the

     name of the Fund, the class of shares you wish to buy and your account number.

o    THROUGH A DEALER. When you buy shares through a dealer, you may be charged a service fee or commission for these transactions.

o    BY WIRE. You may wire federal funds directly to our service provider, State
     Street Bank and Trust. To ensure that the purchase is credited properly, follow these wire instructions:

               State Street Bank and Trust Company
               Boston, MA 02210
               Attn: Mutual Fund Services
               [NAME OF DAVIS FUND AND CLASS OF SHARES THAT YOU ARE BUYING]
               Shareholder Name
               Shareholder Account Number
               Federal Routing Number 011000028
               DDA Number 9904-606-2

MAKING AUTOMATIC INVESTMENTS

An easy way to increase your investment in any Davis Fund is to sign up for the
AUTOMATIC INVESTMENT PLAN. Under this plan, you arrange for a set amount of money to be taken from your bank account and invested in Fund shares. The minimum amount you can invest under the plan each month is $25. The account minimum of $1,000 must be met prior to establishing an automatic investment plan. The account minimum of $1,000 will be waived if you meet the $1,000 minimum requirement within one year and purchases are made automatically every month through your employer as part of a qualified plan.

Purchases can be processed electronically on any day of the month between the
5th and 28th if the institution that services your bank account is a member of the Automated Clearing House system. The debit should show up on your next bank statement.

To sign up for the Automatic Investment Plan, fill out the appropriate section of the Application Form. If you wish to establish this plan after your account has been opened, you must submit a letter of instruction signed by the account owner(s). You can stop automatic investments at any time by calling the
Distributor.

You can also use our Dividend Diversification Program to buy more shares in any
Davis Fund. See "Once You Invest in Davis Funds."

Note: The Automated Clearing House system is used by most banks for electronic transfers of money into and out of your bank account and is regulated by the
Federal Reserve.

SELLING SHARES

You may sell back all or part of your shares in any Davis Fund in which you invest (known as a redemption) on any business day at net asset value minus any sales charges that may be due. You can sell the shares by telephone, by internet, by mail or through a dealer.

When you sell shares by mail, indicate the number of shares or the dollar amount you wish to redeem and send the request to our service provider, State Street
Bank and Trust. If more than one person owns the shares you wish to sell, all owners must sign the redemption request. You may be required to have the owners'
signatures medallion-guaranteed (see "Medallion Signature Guarantee" below).

When you sell shares through a dealer, you may be charged a service fee or commission for these transactions.

Redemption proceeds are usually paid to you by check within seven days after
State Street Bank and Trust receives your proper sale request. You may redeem shares on any business day. Redemption proceeds may be withheld until a sufficient period of time has passed for State Street Bank and Trust to be reasonably sure that all checks or drafts (including certified or cashier's checks) for shares purchased have cleared, normally not exceeding fifteen calendar days.

CHECK WRITING PRIVILEGE FOR DAVIS GOVERNMENT MONEY MARKET FUND

You can request the ability to use your Davis Government Money Market Fund account as a checking account if you hold Class A shares and are not investing through a retirement plan or an IRA. Davis Government Money Market Fund investors with check writing privileges can write checks:

     a)   For $250 or more from their accounts. Checks written for less than
          $250 will be honored and a $20 service free will be debited from the account;

     b)   So long as the account balance is at least $1,000 after the check has been paid. If a check is presented for payment which would bring the account balance to less than $1,000 a $20 service fee will be debited from the account and check writing privileges may be suspended; and

     c)   Subject to the rules prescribed by State Street Bank and Trust. Davis
          Funds and State Street Bank and Trust reserve the right to modify these rules at any time.

Writing a check is a way of selling shares and directing the proceeds to a third party. When a Davis Government Money Market Fund check is presented to State
Street Bank and Trust for payment, the bank will redeem a sufficient number of shares in your account to cover the amount of the check. If you have had recent activity in your Davis Government Money Market Fund account, funds may not be available to cover your checks. For example: (1) If you have redeemed or exchanged funds out of your Davis Government Money Market Fund account, there may not be sufficient funds remaining to cover your check; (2) If you have recently purchased shares in your Davis Government Money Market Fund account, the funds may still be within the fifteen-day uncollected status; or (3) If funds were exchanged into your Davis Government Money Market Fund account from another Davis Fund, those funds may still be within the fifteen-day uncollected status.

To qualify for CHECK WRITING PRIVILEGES, fill out the appropriate section in your Application Form.

If you write a check on your Davis Government Money Market Fund account and you do not have sufficient shares in your account to cover the check, or if your check is presented for payment before your purchase check has cleared, the check will be returned and your account will be assessed an insufficient funds fee of
$20.00. You can find more information about check writing privileges in the
Statement of Additional Information. Davis Funds and State Street Bank and Trust
reserve the right to modify or terminate the check writing service at any time.

WHAT YOU NEED TO KNOW BEFORE YOU SELL YOUR SHARES

o    You will always receive cash for sales that total less than $250,000 or one percent of a Fund's net asset value during any ninety-day period. Any sales above the cash limit may be paid in securities and would mean you would have to pay brokerage fees if you sold the securities.

o    You will need a medallion signature guarantee on a stock power or redemption request for sales paid by check totaling more than $100,000.

     However, if your address of record has changed in the last thirty days, or if you wish to send redemption proceeds to a third party, you will need a medallion signature guarantee for all sales.

o    In the past, the Davis Funds issued certificates. If a certificate was issued for the shares you wish to sell, the certificate must be sent by certified mail to State Street Bank and Trust and accompanied by a letter of instruction signed by the owner(s).

o    A sale may produce a gain or loss. Gains may be subject to tax.

o    The Securities and Exchange Commission may suspend redemption of shares under certain emergency circumstances if the New York Stock Exchange is closed for reasons other than customary closings and holidays.

MEDALLION SIGNATURE GUARANTEE

To protect you and the Davis Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A medallion signature guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of a
United States stock exchange participate in the medallion signature guarantee program. No other form of signature verification will be accepted.

STOCK POWER

This is a letter of instruction signed by the owner of the shares that gives
State Street Bank and Trust permission to transfer ownership of the shares to another person or group. Any transfer of ownership requires that all shareholders have their signatures medallion-guaranteed.

When you make a sale or withdrawal, a deferred sales charge may be imposed if:

     o    You buy $1 million or more of Class A shares and sell them within a year of purchase.

     o    You sell Class B shares within six years of purchase.

     o    You sell Class C shares within one year of purchase.

IF YOU DECIDE TO BUY BACK SHARES YOU SOLD

If you sold Class A or Class B shares on which you have paid a sales charge
(other Classes of shares are not entitled to this privilege) and decide to repurchase some or all shares within sixty days of sale, you may notify us in writing of your intent to exercise the SUBSEQUENT REPURCHASE
PRIVILEGE. This privilege can only be exercised once. With this privilege you may purchase Class A shares at current net asset value without a sales charge.
If you redeemed Class B shares and paid a contingent deferred sales charge on redemption, it will not be refunded or returned to your account. You may purchase Class A shares of the same fund in an amount up to, but not exceeding, the dollar amount of Class A or Class B shares which you previously redeemed. To exercise this privilege, you must send a letter to our service provider, State
Street Bank and Trust, along with a check for the repurchased shares.

INVOLUNTARY REDEMPTION

If your account balance declines to less than $1,000 in any Fund as a result of a redemption or exchange, or if your account has not met the $1,000 minimum investment requirement, we may sell your remaining shares in the Fund at net asset value. We first will notify you, giving you at least sixty days' notice that an INVOLUNTARY REDEMPTION may take place. If you increase your account balance to above $1,000 during the notice period, the Involuntary Redemption will be canceled.

MAKING AUTOMATIC WITHDRAWALS

If your fund/account balance is more than $10,000, you can sell a set dollar or percentage amount each month or quarter (for retirement accounts or IRAs, withdrawals may be established on an annual basis). Because withdrawals are sales, they may produce a gain or loss. If you purchase additional shares at the same time that you make a withdrawal, you may have to pay taxes and a sales load. When you participate in this plan, known as the AUTOMATIC WITHDRAWAL PLAN, shares are sold so that you will receive payment by one of three methods:

o    You may receive funds at the address of record provided that this address has been unchanged for a period of not less than thirty days. These funds are sent by check between the 5th and 28th days of the month.

o    You may also choose to receive funds by Automated Clearing House (ACH) to the banking institution of your choice. You may elect an ACH draft date between the 5th and the 28th days of the month. You must complete the appropriate section of the Application Form. If you wish to execute an
     Automatic Withdrawal Plan by ACH after your account has

     been established, you must submit a letter of instruction with a medallion signature guarantee.

o    You may have funds sent by check to a third party at an address other than the address of record. You must complete the appropriate section of the
     Application Form. If you wish to designate a third-party payee after your account has been established, you must submit a letter of instruction with a medallion signature guarantee.

You may stop automatic withdrawals at any time without charge or penalty by calling the Distributor or by notifying the service agent in writing.

WIRING SALE PROCEEDS TO YOUR BANK ACCOUNT

You may be eligible to have your redemption proceeds electronically transferred to a commercial bank account by federal funds wire. There is a $5 charge by
State Street Bank and Trust for wire service and receiving banks may also charge for this service. Redemption by federal funds wire is usually credited to your bank account on the next business day after the sale. Alternatively, redemption through Automated Clearing House will usually arrive at your bank two banking days after the sale. To have redemption proceeds sent by federal funds wire to your bank, you must first fill out the Banking Instructions section on the account application form and attach a voided check or deposit slip. If the account has already been established, an Account Service Form or letter of instruction must be submitted with a medallion guarantee and a copy of a voided check or deposit slip.

EXCHANGING SHARES

You can sell shares of any Davis Fund to buy shares in the same class of any other Davis Fund without having to pay a sales charge. This is known as an exchange. You can only exchange shares from your account within the same class and under the same registration. You can exchange shares by telephone, by internet, by mail or through a dealer. The initial exchange must be for at least
$1,000 unless you are participating in the Automatic Exchange Program. Exchanges are normally performed on the same day of the request if received in proper form
(all necessary documents, signatures, etc.) by 4 p.m. Eastern time.

Shares in different Davis Funds may be exchanged at relative net asset value.
However, if any Davis Fund shares being exchanged are subject to a deferred sales charge, Statement of Intention or other limitation, the limitation will continue to apply to the shares received in the exchange.

When you exchange shares in a Davis Fund for shares in Davis Government Money
Market Fund, the holding period for any deferred sales charge does not continue during the time that you own Davis Government Money Market Fund shares. For example, Class B shares are subject to a declining sales charge for six years.
Any period that you are invested in shares of Davis Government Money Market Fund will be added to the six-year declining sales charge period.

When you exchange shares by mail, you must send our service provider, State
Street Bank and Trust, a written request for the exchange. In the past, the
Davis Funds issued certificates. If you wish to exchange shares for which you hold share certificates, these certificates must be sent by certified mail to
State Street Bank and Trust accompanied by a letter of instruction signed by the owner(s). If your shares are being sold for cash, this is known as a redemption.
Please see the section, "What You Need to Know Before You Sell Your Shares," for
restrictions that might apply to this type of transaction.

When you exchange shares through a dealer, you may be charged a service fee or commission for each transaction.

Before you decide to make an exchange, you must obtain the current prospectus of the desired Davis Fund. For federal income tax purposes, exchanges between Davis
Funds are treated as a sale and a purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange.

MARKET TIMING

Davis Funds discourage short-term or excessive trading, often referred to as
"market timing," and intend to seek to restrict or reject such trading or take other action if in the judgment of the Adviser such trading may be detrimental to the interests of a Fund and its long-term shareholders. Market timing strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs.

The Board of Directors has adopted policies and procedures with respect to the frequent purchases and redemption of fund shares. Currently, four round-trip exchanges between Davis Funds are allowed during a calendar year. You may make an unlimited number of exchanges out of Davis Government Money Market Fund.
Automatic exchanges are excluded from this provision. Certain financial intermediaries, such as 401(k) plan

administrators, may apply purchase and exchange limitations which are different than the limitations discussed above. These limitations may be more or less restrictive than the limitations imposed by the Davis Funds, but are designed to detect and prevent excessive trading. Shareholders should consult their financial intermediaries to determine what purchase and exchange limitations may be applicable to their transactions in the Davis Funds through that financial intermediary. Neither Davis Funds nor the Adviser have entered into agreements to exempt any shareholder from application of either the Davis Funds' or a financial intermediary's market-timing procedures, as applicable.

Davis Funds use several methods to reduce the risk of market timing. These methods include (i) limiting annual exchange activity per fund account; and (ii)
committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the
Funds' market timing policy. If Davis Funds determine that your purchase or exchange patterns reflect a market timing strategy, Davis Funds reserve the right to take any action permitted under applicable rules and standards, including but not limited to (i) refusing to accept your orders to purchase Fund shares; and/or (ii) restricting the availability of exchanges through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services.

Davis Funds receive purchase exchange and redemption orders from many financial intermediaries which maintain omnibus accounts with the Funds. Omnibus account arrangements permit financial intermediaries to aggregate their clients'
transaction and ownership positions. In these circumstances, the identity of the particular shareholder(s) is not known to Davis Funds. While Davis Funds encourages financial intermediaries to apply the Funds' marketing timing policy to their customers who invest indirectly in the Funds, Davis Funds are limited in their ability to monitor the trading activity or enforce the Funds' market timing policy with respect to customers of financial intermediaries.
Shareholders seeking to engage in excessive trading practices may employ a variety of strategies to avoid detection. The ability of Davis Funds to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations.

  YOU CAN MAKE EXCHANGES AMONG ANY OF THE DAVIS FUNDS WITHOUT PAYING ADDITIONAL
                                  SALES CHARGES

               EQUITY FUNDS

               o    Davis New York Venture Fund

               o    Davis Opportunity Fund

               o    Davis Financial Fund

               GROWTH & INCOME FUNDS

               o    Davis Real Estate Fund

               o    Davis Appreciation & Income Fund

               GOVERNMENT BOND FUND

               o    Davis Government Bond Fund

               GOVERNMENT MONEY MARKET FUND

               o    Davis Government Money Market Fund

     For more information about any of the other Davis Funds, including risks, charges and expenses, ask for a prospectus. Read it carefully before investing or sending money.

MAKING AUTOMATIC EXCHANGES

You can elect to make automatic monthly exchanges if all accounts involved are registered under the same name and have a minimum initial value of $1,000. You must exchange at least $25 to participate in this program, known as the
AUTOMATIC EXCHANGE PROGRAM. To sign up for this program, fill out the appropriate section of the Application Form. If your account has already been established, you may contact our customer service department to set up this program.

TELEPHONE TRANSACTIONS

A benefit of investing through Davis Funds is that you can use our automated telephone system to buy, sell or exchange shares. If you do not wish to have this option activated for your account, complete the appropriate section of the
Application Form.

When you call the Distributor, you can perform a transaction with Davis Funds in one of two ways:

o    Speak directly with a representative during business hours (9 a.m. to 6
     p.m. Eastern time).

o    If you have a TouchTone(TM) telephone, you can use Davis Funds' automated telephone system, known as DAVIS DIRECT ACCESS, 24 hours a day, seven days a week.

If you wish to sell shares by telephone and receive a check in the mail:

o    The maximum amount that can be issued is $100,000.

o    The check can be issued only to the registered account owner(s).

o    The check must be sent to the address on file with the Distributor.

o    Your current address must be on file for at least thirty days.

When you buy, sell or exchange shares over the telephone, you agree that the
Davis Funds are not liable for following telephone instructions believed to be genuine (that is, directed by the account holder or registered representative on file). We use certain procedures to confirm that your instructions are genuine, including a request for personal identification and a tape recording of the conversation. If these procedures are not used, the Fund may be liable for any loss from unauthorized instructions.

Be aware that during unusual market conditions, Davis Funds may not be able to accept all requests by telephone.

INTERNET TRANSACTIONS

You can use our website--WWW.DAVISFUNDS.COM--to review your account balance and recent transactions. Your account may qualify for the privilege to purchase, sell or exchange shares online. You may also request confirmation statements and tax summary information to be mailed to the address on file. Please review our website for more complete information. If you do not wish to have this option activated for your account, please contact our customer service department.

To access your accounts, you will need the name of the Fund(s) in which you are invested, your account number and your Social Security Number. Davis Funds provides written confirmation of your initial access and any time you buy, sell or exchange shares. You must also establish a unique and confidential Personal
Identification Number (PIN). This PIN is required each time you access your
Davis account online.

When you buy, sell or exchange shares over the Internet, you agree that the
Davis Funds are not liable for following instructions believed to be genuine
(that is, directed by the account holder or registered

representative on file). We use certain procedures to confirm that your instructions are genuine. If these procedures are not used, the Funds may be liable for any loss from unauthorized instructions.

YOU CAN USE DAVIS DIRECT ACCESS TO:

o    Get the price, total return and fund description for any Davis Fund.

o    Check your account balance and other account information.

o    Buy, sell and exchange shares.*

o    Get the mailing address and wire instructions for any Davis Fund.

*    Retirement Accounts may be subject to restrictions.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

o    The Davis Equity Funds (i.e. Davis New York Venture Fund, Davis Opportunity
     Fund, and Davis Financial Fund) ordinarily distribute their dividends and capital gains, if any, in December.

o    The Davis Growth & Income Funds (i.e. Davis Real Estate Fund and Davis
     Appreciation & Income Fund) ordinarily distribute dividends quarterly and capital gains, if any, in December.

o    Davis Government Bond Fund and Davis Government Money Market Fund
     ordinarily distribute dividends monthly. Davis Government Bond Fund ordinarily distributes capital gains, if any, in December. Davis Government
     Money Market Fund does not ordinarily distribute capital gains.

o    When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment. Davis Government Bond Fund's and Davis Government Money Market Fund's net asset values are not affected by dividend payments.

o    You may elect to reinvest dividend and/or capital gain distributions to purchase additional shares of any Davis Fund, or you may elect to receive them in cash. Many shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

o    If a dividend or capital gain distribution is for an amount less than $10, then the Fund will not issue a check. Instead, the dividend or capital gain distribution will be automatically reinvested in additional shares of the
     Fund.

o    If a dividend or capital gain distribution check remains uncashed for six months or is undeliverable by the Post Office, we will reinvest the dividend or distribution promptly after making this determination; and
     future dividends and capital gains distributions will be automatically reinvested.

FINANCIAL HIGHLIGHTS

These tables are designed to show you the financial performance of each of the
Funds in this prospectus for the past five years, assuming that all dividends and capital gains have been reinvested. Some of the information reflects financial results for a single Fund share. The total returns represent the rate at which an investor would have earned (or lost) money on an investment in the
Fund.

This information has been audited by KPMG LLP. KPMG LLP's report, along with each Fund's financial statements, is included in the annual report, which is available upon request.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
CLASS A

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                   YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------
                                      2004       2003       2002       2001     2000(3)
                                    --------   --------   --------   --------   -------

NET ASSET VALUE, BEGINNING OF
   PERIOD                           $  20.47   $  14.53   $  16.81   $  18.60   $ 22.17

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
Net Investment Income (Loss)            0.08      (0.07)     (0.07)     (0.07)    (0.11)
Net Realized and Unrealized Gains
   (Losses)                             2.65       6.01      (2.21)     (1.44)     2.22
Total From Investment Operations        2.73       5.94      (2.28)     (1.51)     2.11

DIVIDENDS AND DISTRIBUTIONS
Distributions from Realized Gains         --         --         --      (0.27)    (5.68)
Distributions in Excess of Net
   Realized Gains                         --         --         --      (0.01)       --
Total Dividends and Distributions         --         --         --      (0.28)    (5.68)

NET ASSET VALUE, END OF PERIOD      $  23.20   $  20.47   $  14.53   $  16.81   $ 18.60

TOTAL RETURN(1)                        13.34%     40.88%    (13.56)%    (8.06)%   11.49%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                         $314,526   $204,015   $111,685   $101,057   $83,607
Ratio of Expenses to Average Net
   Assets                               1.20%      1.30%      1.31%      1.23%     1.19%
Ratio of Net Investment Income
   (Loss) to Average Net Assets         0.39%     (0.47)%    (0.49)%    (0.50)%   (0.59)%
Portfolio Turnover Rate(2)             22.22%     42.34%     42.74%     40.96%    60.06%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
CLASS B

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------
                                      2004       2003      2002      2001    2000(3)
                                    --------   -------   -------   -------   -------

NET ASSET VALUE, BEGINNING OF
   PERIOD                           $  18.28   $ 13.07   $ 15.24   $ 17.05   $ 20.95

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
Net Investment Loss                    (0.08)    (0.19)    (0.17)    (0.18)    (0.23)
Net Realized and Unrealized Gains
   (Losses)                             2.35      5.40     (2.00)    (1.35)     2.01
Total From Investment Operations        2.27      5.21     (2.17)    (1.53)     1.78

DIVIDENDS AND DISTRIBUTIONS
Distributions from Realized Gains         --        --        --     (0.27)    (5.68)
Distributions in Excess of Net
   Realized Gains                         --        --        --     (0.01)       --
Total Dividends and Distributions         --        --        --     (0.28)    (5.68)

NET ASSET VALUE, END OF PERIOD      $  20.55   $ 18.28   $ 13.07   $ 15.24   $ 17.05

TOTAL RETURN(1)                        12.42%    39.86%   (14.24)%   (8.92)%   10.57%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                         $105,077   $96,854   $68,895   $69,903   $66,271
Ratio of Expenses to Average Net
   Assets                               1.97%     2.06%     2.09%     2.06%     2.08%
Ratio of Net Investment Loss to
   Average Net Assets                  (0.38)%   (1.23)%   (1.27)%   (1.33)%   (1.48)%
Portfolio Turnover Rate(2)             22.22%    42.34%    42.74%    40.96%    60.06%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
CLASS C

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                     YEAR ENDED DECEMBER 31,
                                       ---------------------------------------------------
                                         2004       2003       2002       2001     2000(3)
                                       -------    -------    -------    -------    -------

NET ASSET VALUE, BEGINNING OF PERIOD   $ 19.05    $ 13.62    $ 15.89    $ 17.76    $ 21.62

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
Net Investment Loss                      (0.06)     (0.17)     (0.16)     (0.13)     (0.17)
Net Realized and Unrealized Gains
   (Losses)                               2.43       5.60      (2.11)     (1.46)      1.99
Total From Investment Operations          2.37       5.43      (2.27)     (1.59)      1.82

DIVIDENDS AND DISTRIBUTIONS
Distributions from Realized Gains           --         --         --      (0.27)     (5.68)
Distributions in Excess of Net
   Realized Gains                           --         --         --      (0.01)        --
Total Dividends and Distributions           --         --         --      (0.28)     (5.68)

NET ASSET VALUE, END OF PERIOD         $ 21.42    $ 19.05    $ 13.62    $ 15.89    $ 17.76

TOTAL RETURN(1)                          12.44%     39.87%    (14.29)%    (8.90)%    10.42%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                            $93,149    $59,174    $38,793    $30,879    $13,326
Ratio of Expenses to Average Net
   Assets                                 1.97%      2.05%      2.06%      2.08%      2.15%
Ratio of Net Investment Loss to
   Average Net Assets                    (0.38)%    (1.22)%    (1.24)%    (1.35)%    (1.55)%
Portfolio Turnover Rate(2)               22.22%     42.34%     42.74%     40.96%     60.06%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
CLASS A

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                    YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------
                                      2004       2003       2002        2001        2000
                                    --------   --------   --------    --------    --------

NET ASSET VALUE, BEGINNING OF
   PERIOD                           $  36.57   $  26.72   $  32.98    $  36.30    $  29.07

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
Net Investment Income (Loss)            0.02       0.08       0.06       (0.06)      (0.06)
Net Realized and Unrealized
   Gains (Losses)                       4.41       9.77      (6.32)      (3.26)       9.22
Total From Investment Operations        4.43       9.85      (6.26)      (3.32)       9.16

DIVIDENDS AND DISTRIBUTIONS
Distributions from Realized Gains         --         --         --          --       (1.91)
Distribution in Excess of Net
   Realized Gains                         --         --         --          --       (0.02)
Total Dividends and Distributions         --         --         --          --       (1.93)

NET ASSET VALUE, END OF PERIOD      $  41.00   $  36.57   $  26.72    $  32.98    $  36.30

TOTAL RETURN(1)                        12.11%     36.86%    (18.98)%     (9.15)%     32.16%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                         $583,387   $535,300   $415,641    $600,540    $637,882
Ratio of Expenses to Average Net
   Assets                               1.01%      1.10%      1.11%       1.08%       1.05%
Ratio of Net Investment Income
   (Loss) to Average Net Assets         0.05%      0.27%      0.18%      (0.20)%     (0.21)%
Portfolio Turnover Rate(2)                --       9.29%     14.88%      17.80%      34.72%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
CLASS B

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                     YEAR ENDED DECEMBER 31,
                                    --------------------------------------------------------
                                      2004        2003        2002        2001        2000
                                    --------    --------    --------    --------    --------

NET ASSET VALUE, BEGINNING OF
   PERIOD                           $  34.22    $  25.21    $  31.39    $  34.85    $  28.22

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
Net Investment Loss                    (0.33)      (0.18)      (0.21)      (0.33)      (0.31)
Net Realized and Unrealized
   Gains (Losses)                       4.14        9.19       (5.97)      (3.13)       8.87
Total From Investment Operations        3.81        9.01       (6.18)      (3.46)       8.56

DIVIDENDS AND DISTRIBUTIONS
Distributions from Realized Gains         --          --          --          --       (1.91)
Distribution in Excess of Net
   Realized Gains                         --          --          --          --       (0.02)
Total Dividends and Distributions         --          --          --          --       (1.93)

NET ASSET VALUE, END OF PERIOD      $  38.03    $  34.22    $  25.21    $  31.39    $  34.85

TOTAL RETURN(1)                        11.13%      35.74%     (19.69)%     (9.93)%     31.00%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                         $276,945    $304,513    $270,645    $415,607    $447,199
Ratio of Expenses to Average Net
   Assets                               1.88%       1.98%       1.95%       1.90%       1.95%
Ratio of Net Investment Loss to
   Average Net Assets                  (0.82)%     (0.61)%     (0.66)%     (1.02)%     (1.11)%
Portfolio Turnover Rate(2)                --        9.29%      14.88%      17.80%      34.72%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
CLASS C

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                                 YEAR ENDED DECEMBER 31,
                                                   ---------------------------------------------------
                                                     2004       2003       2002      2001       2000
                                                   --------   --------   -------   --------   --------

NET ASSET VALUE, BEGINNING OF PERIOD               $  34.75   $  25.61   $ 31.88   $  35.40   $  28.63

INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                   (0.32)     (0.18)    (0.21)     (0.32)     (0.27)
Net Realized and Unrealized Gains                      4.19       9.32     (6.06)     (3.20)      8.97
Total From Investment Operations                       3.87       9.14     (6.27)     (3.52)      8.70

DIVIDENDS AND DISTRIBUTIONS
Distributions from Realized Gains                        --         --        --         --      (1.91)
Distribution in Excess of Net Realized Gains             --         --        --         --      (0.02)
Total Dividends and Distributions                        --         --        --         --      (1.93)

NET ASSET VALUE, END OF PERIOD                     $  38.62   $  34.75   $ 25.61   $  31.88   $  35.40

TOTAL RETURN(1)                                       11.14%     35.69%   (19.67)%   (9.94)%     31.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000 omitted)            $104,508   $108,557   $94,557   $145,817   $142,081
Ratio of Expenses to Average Net Assets                1.89%      1.99%     1.96%      1.90%      1.93%
Ratio of Net Investment Loss to
   Average Net Assets                                 (0.83)%    (0.62)%   (0.67)%    (1.02)%    (1.09)%
Portfolio Turnover Rate(2)                               --       9.29%    14.88%     17.80%     34.72%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
CLASS A

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                                 YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------
                                                    2004       2003       2002       2001       2000
                                                  --------   --------   --------   --------   --------

NET ASSET VALUE, BEGINNING OF PERIOD              $  30.32   $  22.79   $  22.29   $  22.06   $  18.27

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.64       0.90       0.82       0.77       0.75
Net Realized and Unrealized Gains                     9.32       7.53       0.50       0.45       3.88
Total From Investment Operations                      9.96       8.43       1.32       1.22       4.63

DIVIDENDS AND DISTRIBUTIONS
Net Investment Income                                (0.76)     (0.90)     (0.82)     (0.77)     (0.75)
Distribution in Excess of Net Investment Income         --         --         --      (0.22)     (0.09)
Total Dividends and Distributions                    (0.76)     (0.90)     (0.82)     (0.99)     (0.84)

NET ASSET VALUE, END OF PERIOD                    $  39.52   $  30.32   $  22.79   $  22.29   $  22.06

TOTAL RETURN(1)                                      33.22%     37.52%      5.89%      5.66%     25.76%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000 omitted)           $313,378   $190,505   $143,585   $167,043   $176,123
Ratio of Expenses to Average Net Assets               1.26%      1.30%      1.28%      1.19%      1.17%(3)
Ratio of Net Investment Income
   to Average Net Assets                              1.93%      3.40%      3.17%      3.41%      3.76%
Portfolio Turnover Rate(2)                           31.37%     25.93%     52.57%     34.91%     17.68%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.16% for 2000.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
CLASS B

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                                YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------
                                                     2004       2003       2002      2001      2000
                                                   --------   --------   -------   -------   -------

NET ASSET VALUE, BEGINNING OF PERIOD               $  30.20   $  22.71   $ 22.21   $ 21.99   $ 18.21

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.43       0.72      0.65      0.56      0.58
Net Realized and Unrealized Gains                      9.26       7.49      0.50      0.45      3.87
Total From Investment Operations                       9.69       8.21      1.15      1.01      4.45

DIVIDENDS AND DISTRIBUTIONS
Net Investment Income                                 (0.53)     (0.72)    (0.65)    (0.56)    (0.58)
Distributions in Excess of Net Investment Income         --         --        --     (0.23)    (0.09)
Total Dividends and Distributions                     (0.53)     (0.72)    (0.65)    (0.79)    (0.67)

NET ASSET VALUE, END OF PERIOD                     $  39.36   $  30.20   $ 22.71   $ 22.21   $ 21.99

TOTAL RETURN(1)                                       32.34%     36.52%     5.13%     4.70%    24.74%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000 omitted)            $125,550   $110,303   $91,740   $87,899   $90,417
Ratio of Expenses to Average Net Assets                1.94%      1.99%     2.00%     1.99%     2.11%
Ratio of Net Investment Income to
   Average Net Assets                                  1.25%      2.71%     2.45%     2.61%     2.81%
Portfolio Turnover Rate(2)                            31.37%     25.93%    52.57%    34.91%    17.68%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
CLASS C

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                     YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------
                                         2004      2003      2002      2001         2000
                                       -------   -------   -------   -------      -------

NET ASSET VALUE, BEGINNING OF PERIOD   $ 30.41   $ 22.87   $ 22.37   $ 22.14      $ 18.34

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                     0.43      0.72      0.65      0.56         0.58
Net Realized and Unrealized Gains         9.33      7.54      0.50      0.47         3.89
Total From Investment Operations          9.76      8.26      1.15      1.03         4.47

DIVIDENDS AND DISTRIBUTIONS
Net Investment Income                    (0.54)    (0.72)    (0.65)    (0.56)       (0.58)
Distributions in Excess of Net
   Investment Income                        --        --        --     (0.24)       (0.09)
Total Dividends and Distributions        (0.54)    (0.72)    (0.65)    (0.80)       (0.67)

NET ASSET VALUE, END OF PERIOD         $ 39.63   $ 30.41   $ 22.87   $ 22.37      $ 22.14

TOTAL RETURN(1)                          32.37%    36.52%     5.11%     4.75%       24.71%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                            $86,835   $57,657   $38,299   $39,165      $36,084
Ratio of Expenses to Average Net
   Assets                                 1.93%     1.97%     1.97%     1.97%(3)     2.03%(3)
Ratio of Net Investment Income to
   Average Net Assets                     1.26%     2.73%     2.48%     2.64%        2.90%
Portfolio Turnover Rate(2)               31.37%    25.93%    52.57%    34.91%       17.68%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.96% and 2.02% for 2001 and 2000, respectively.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
CLASS A

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                   YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------
                                      2004       2003       2002       2001       2000
                                    --------   --------   -------    -------    --------

NET ASSET VALUE, BEGINNING OF
   PERIOD                           $  24.95   $  20.30   $ 21.36    $ 23.96    $  25.21

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
Net Investment Income                   0.65       0.74      0.80       0.76        0.80
Net Realized and Unrealized Gains
   (Losses)                             2.57       4.65     (1.06)     (2.57)      (1.01)
Total From Investment Operations        3.22       5.39     (0.26)     (1.81)      (0.21)

DIVIDENDS AND DISTRIBUTIONS
Net Investment Income                  (0.67)     (0.74)    (0.80)     (0.76)      (0.83)
Distributions from Realized Gains         --         --        --         --       (0.19)
Return of Capital                         --         --        --      (0.03)      (0.02)
Total Dividends and Distributions      (0.67)     (0.74)    (0.80)     (0.79)      (1.04)

NET ASSET VALUE, END OF PERIOD      $  27.50   $  24.95   $ 20.30    $ 21.36    $  23.96

TOTAL RETURN(1)                        13.08%     26.94%    (1.21)%    (7.56)%     (0.97)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                         $149,687   $114,003   $80,751    $89,077    $102,702
Ratio of Expenses to Average Net
   Assets                               1.08%      1.10%     1.09%      1.09%       1.07%
Ratio of Net Investment Income to
   Average Net Assets                   2.52%      3.38%     3.69%      3.31%       3.02%
Portfolio Turnover Rate(2)             21.26%     33.35%    34.26%     20.38%      24.50%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
CLASS B

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                     YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------
                                         2004      2003      2002      2001         2000
                                       -------   -------   -------   -------      -------

NET ASSET VALUE, BEGINNING OF PERIOD   $ 24.72   $ 20.13   $ 21.16   $ 23.74      $ 24.98

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
Net Investment Income                     0.41      0.52      0.60      0.54         0.55
Net Realized and Unrealized Gains
   (Losses)                               2.54      4.59     (1.03)    (2.55)       (0.99)
Total From Investment Operations          2.95      5.11     (0.43)    (2.01)       (0.44)

DIVIDENDS AND DISTRIBUTIONS
Net Investment Income                    (0.42)    (0.52)    (0.60)    (0.54)       (0.59)
Distributions from Realized Gains           --        --        --        --        (0.19)
Return of Capital                           --        --        --     (0.03)       (0.02)
Total Dividends and Distributions        (0.42)    (0.52)    (0.60)    (0.57)       (0.80)

NET ASSET VALUE, END OF PERIOD         $ 27.25   $ 24.72   $ 20.13   $ 21.16      $ 23.74

TOTAL RETURN(1)                          12.06%    25.71%    (2.01)%   (8.47)%      (1.86)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                            $80,729   $72,181   $53,326   $57,692      $71,789
Ratio of Expenses to Average Net
   Assets                                 1.99%     2.03%     2.03%     2.01%(3)     2.02%(3)
Ratio of Net Investment Income to
   Average Net Assets                     1.61%     2.45%     2.75%     2.40%        2.08%
Portfolio Turnover Rate(2)               21.26%    33.35%    34.26%    20.38%       24.50%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.00% and 2.01% for 2001 and 2000, respectively.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
CLASS C

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                     YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------
                                         2004      2003      2002         2001      2000
                                       -------   -------   -------      -------   -------

NET ASSET VALUE, BEGINNING OF PERIOD   $ 25.06   $ 20.40   $ 21.45      $ 24.06   $ 25.31

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
Net Investment Income                     0.42      0.53      0.61         0.55      0.56
Net Realized and Unrealized Gains
   (Losses)                               2.57      4.66     (1.05)       (2.58)    (1.00)
Total From Investment operations          2.99      5.19     (0.44)       (2.03)    (0.44)

DIVIDENDS AND DISTRIBUTIONS
Net Investment Income                    (0.43)    (0.53)    (0.61)       (0.55)    (0.60)
Distributions from Realized Gains           --        --        --           --     (0.19)
Return of Capital                           --        --        --        (0.03)    (0.02)
Total Dividends and Distributions        (0.43)    (0.53)    (0.61)       (0.58)    (0.81)

NET ASSET VALUE, END OF PERIOD         $ 27.62   $ 25.06   $ 20.40      $ 21.45   $ 24.06

TOTAL RETURN(1)                          12.05%    25.75%    (2.04)%      (8.44)%   (1.83)%
RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period
   (000 omitted)                       $34,627   $24,531   $14,428      $12,717   $15,983
Ratio of Expenses to Average Net
   Assets                                 1.98%     2.02%     2.05%(3)     2.02%     2.01%(3)
Ratio of Net Investment Income to
   Average Net Assets                     1.62%     2.46%     2.74%        2.38%     2.09%
Portfolio Turnover Rate(2)               21.26%    33.35%    34.26%       20.38%    24.50%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.04% and 2.00% for 2002 and 2000, respectively.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
CLASS A

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                    YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------
                                      2004        2003      2002      2001      2000
                                    -------     -------   -------   -------   -------

NET ASSET VALUE, BEGINNING OF
   PERIOD                           $  5.73     $  5.92   $  5.68   $  5.60   $  5.38

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                  0.14        0.09      0.21      0.26      0.29
Net Realized and Unrealized Gains
   (Losses)                           (0.13)      (0.08)     0.27      0.08      0.22
Total From Investment Operations       0.01        0.01      0.48      0.34      0.51

DIVIDENDS AND DISTRIBUTIONS
Net Investment Income                 (0.14)      (0.17)    (0.23)    (0.26)    (0.29)
Return of Capital                        --(3)    (0.03)       --        --        --(3)
Distribution in Excess of Net
   Investment Income                     --          --     (0.01)       --        --
Total Dividends and Distributions     (0.14)      (0.20)    (0.24)    (0.26)    (0.29)

NET ASSET VALUE, END OF PERIOD      $  5.60     $  5.73   $  5.92   $  5.68   $  5.60

TOTAL RETURN(1)                        0.17%       0.10%     8.66%     6.27%     9.81%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                         $19,025     $25,168   $29,892   $18,198   $15,548
Ratio of Expenses to Average Net
   Assets                              1.25%       1.13%     1.08%     1.22%     1.27%
Ratio of Net Investment Income to
   Average Net Assets                  1.84%       1.96%     3.40%     4.59%     5.33%
Portfolio Turnover Rate(2)           165.17%     121.61%    69.89%   149.03%   140.66%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
CLASS B

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                  YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------
                                      2004       2003       2002      2001      2000
                                    -------    -------    -------   -------   -------

NET ASSET VALUE, BEGINNING OF
   PERIOD                           $  5.71    $  5.91    $  5.66   $  5.58   $  5.37

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
Net Investment Income                  0.10       0.03       0.17      0.23      0.24
Net Realized and Unrealized Gains
   (Losses)                           (0.12)     (0.08)      0.28      0.07      0.21
Total From Investment Operations      (0.02)     (0.05)      0.45      0.30      0.45

DIVIDENDS AND DISTRIBUTIONS
Net Investment Income                 (0.10)     (0.12)     (0.19)    (0.22)    (0.24)
Return of Capital                        --(3)   (0.03)        --        --        --(3)
Distribution in Excess of Net
   Investment Income                     --         --      (0.01)       --        --
Total Dividends and Distributions     (0.10)     (0.15)     (0.20)    (0.22)    (0.24)

NET ASSET VALUE, END OF PERIOD      $  5.59    $  5.71    $  5.91   $  5.66   $  5.58

TOTAL RETURN(1)                       (0.33)%    (0.80)%     8.05%     5.48%     8.80%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                         $34,921    $62,549    $99,461   $37,541   $17,331
Ratio of Expenses to Average Net
   Assets                              1.89%      1.82%      1.82%     1.94%     2.00%
Ratio of Net Investment Income to
   Average Net Assets                  1.20%      1.27%      2.66%     3.87%     4.60%
Portfolio Turnover Rate(2)           165.17%    121.61%     69.89%   149.03%   140.66%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
CLASS C

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------
                                      2004      2003      2002      2001      2000
                                    -------   -------   -------   -------   -------

NET ASSET VALUE, BEGINNING OF
   PERIOD                           $  5.73   $  5.93   $  5.68   $  5.60   $  5.39

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
Net Investment Income                  0.10      0.01      0.17      0.23      0.24
Net Realized and Unrealized Gains
   (Losses)                           (0.12)    (0.06)     0.28      0.07      0.21
Total From Investment Operations      (0.02)    (0.05)     0.45      0.30      0.45

DIVIDENDS AND DISTRIBUTIONS
Net Investment Income                 (0.10)    (0.12)    (0.19)    (0.22)    (0.24)
Return of Capital                      --(3)    (0.03)       --        --      --(3)
Distribution in Excess of Net
   Investment Income                     --        --     (0.01)       --        --
Total Dividends and Distributions     (0.10)    (0.15)    (0.20)    (0.22)    (0.24)

NET ASSET VALUE, END OF PERIOD      $  5.61   $  5.73   $  5.93   $  5.68   $  5.60

TOTAL RETURN(1)                       (0.34)%   (0.80)%    8.03%     5.44%     8.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                         $ 6,688   $12,955   $25,107   $12,335   $ 2,872
Ratio of Expenses to Average Net
   Assets                              1.93%     1.85%     1.83%     1.96%     2.07%
Ratio of Net Investment Income to
   Average Net Assets                  1.16%     1.24%     2.65%     3.85%     4.53%
Portfolio Turnover Rate(2)           165.17%   121.61%    69.89%   149.03%   140.66%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.

DAVIS SERIES, INC., FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT MONEY MARKET FUND
CLASSES A, B & C

The following financial information represents selected data for each share of capital stock outstanding throughout each period.

                                                 YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------------
                                    2004       2003       2002       2001       2000
                                  --------   --------   --------   --------   --------

NET ASSET VALUE, BEGINNING OF
   PERIOD                         $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                 .008       .006       .014       .037       .058

DIVIDENDS
Net Investment Income                (.008)     (.006)     (.014)     (.037)     (.058)

NET ASSET VALUE, END OF PERIOD    $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

TOTAL RETURN(1)                       0.83%      0.62%      1.38%      3.77%      5.91%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000
   omitted)                       $572,381   $571,431   $600,912   $505,713   $559,216
Ratio of Expenses to Average
   Net Assets                         0.58%      0.60%      0.59%      0.59%      0.59%
Ratio of Net Investment Income
   to Average Net Assets              0.83%      0.62%      1.35%      3.75%      5.77%

(1)  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis
Funds in writing at 2949 E. Elvira Road, Suite 101, Tucson, Arizona 85706.
Individual copies of prospectuses and reports will be sent to you within thirty days after the Fund receives your request to stop householding.

PRIVACY NOTICE

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our funds, to open an account for you, or to process a transaction. In order to service your account and effect your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Funds'
ANNUAL AND SEMI-ANNUAL REPORTS to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The
STATEMENT OF ADDITIONAL INFORMATION provides more detailed information about
Davis Funds and their management and operations. The Statement of Additional
Information and the Funds' Annual and Semi-Annual Reports are available, without charge, upon request.

The Davis Funds' Statement of Additional Information and Annual Report have been filed with the Securities and Exchange Commission, are incorporated by reference, and are legally a part of this prospectus.

HOW TO GET MORE INFORMATION (Including Annual Report, Semi-Annual Report and
Statement of Additional Information)

o    BY TELEPHONE. Call Davis Funds toll-free at 1-800-279-0279, Monday through
     Friday, 9 a.m. to 6 p.m. Eastern time. You may also call this number for account inquiries.

o    BY MAIL. Write to State Street Bank and Trust Company, c/o Davis Funds,
     P.O. Box 8406, Boston, MA 02266-8406.

o    ON THE INTERNET. WWW.DAVISFUNDS.COM.

o    FROM THE SEC. Additional copies of the registration statement can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-0102, or by sending an electronic request to
     publicinfo@sec.gov. Reports and other information about the Funds are also available by visiting the SEC website (WWW.SEC.GOV). For more information on the operations of the Public Reference Room, call 1-202-942-8090.

                                        Investment Company Act File No. 811-2679